UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: January 31

Date of reporting period: January 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Multi-Asset Growth Fund
Class A [SCHAX]
Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period February 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.40%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class A shares of Franklin Multi-Asset Growth Fund returned 19.34%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 26.32%, 2.07% and 18.23%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance overall, due to an equity overweight and fixed income underweight.
↑	Franklin U.S. Large Cap Equity Fund and the ClearBridge Large Cap Growth Fund were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	Allocation to emerging markets.
↓	Franklin Growth Fund, ClearBridge Appreciation Fund and the BrandywineGLOBAL - Dynamic U.S. Large Cap Value ETF were the leading detractors from relative performance at the manager level.
Franklin Multi-Asset Growth Fund	PAGE 1	7537-ATSR-0325

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 1/31/2015 — 1/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2025

	1 Year	5 Year	10 Year
Class A	19.34	9.64	7.93
Class A (with sales charge)	12.75	8.35	7.29
Russell 3000 Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Index	2.07	-0.60	1.19
Composite Benchmark†	18.23	10.11	9.49
†	The Fund’s Composite Benchmark is comprised of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
Effective June 1, 2015, the Fund adopted its current investment policies and strategies.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$882,829,725
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	64%
*	Does not include derivatives, except purchased options, if any.
Franklin Multi-Asset Growth Fund	PAGE 2	7537-ATSR-0325

WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the Fund’s portfolio management team.
This is a summary of a change to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by June 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Growth Fund	PAGE 3	7537-ATSR-0325

Franklin Multi-Asset Growth Fund
Class C [SCHCX]
Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period February 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$121	1.11%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class C shares of Franklin Multi-Asset Growth Fund returned 18.54%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 26.32%, 2.07% and 18.23%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance overall, due to an equity overweight and fixed income underweight.
↑	Franklin U.S. Large Cap Equity Fund and the ClearBridge Large Cap Growth Fund were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	Allocation to emerging markets.
↓	Franklin Growth Fund, ClearBridge Appreciation Fund and the BrandywineGLOBAL - Dynamic U.S. Large Cap Value ETF were the leading detractors from relative performance at the manager level.
Franklin Multi-Asset Growth Fund	PAGE 1	7539-ATSR-0325

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 1/31/2015 — 1/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2025

	1 Year	5 Year	10 Year
Class C	18.54	8.88	7.18
Class C (with sales charge)	17.54	8.88	7.18
Russell 3000 Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Index	2.07	-0.60	1.19
Composite Benchmark†	18.23	10.11	9.49
†	The Fund’s Composite Benchmark is comprised of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective June 1, 2015, the Fund adopted its current investment policies and strategies.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$882,829,725
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	64%
*	Does not include derivatives, except purchased options, if any.
Franklin Multi-Asset Growth Fund	PAGE 2	7539-ATSR-0325

WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the Fund’s portfolio management team.
This is a summary of a change to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by June 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Growth Fund	PAGE 3	7539-ATSR-0325

Franklin Multi-Asset Growth Fund
Class R [LLLRX]
Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period February 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$77	0.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class R shares of Franklin Multi-Asset Growth Fund returned 19.01%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 26.32%, 2.07% and 18.23%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance overall, due to an equity overweight and fixed income underweight.
↑	Franklin U.S. Large Cap Equity Fund and the ClearBridge Large Cap Growth Fund were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	Allocation to emerging markets.
↓	Franklin Growth Fund, ClearBridge Appreciation Fund and the BrandywineGLOBAL - Dynamic U.S. Large Cap Value ETF were the leading detractors from relative performance at the manager level.
Franklin Multi-Asset Growth Fund	PAGE 1	7144-ATSR-0325

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 1/31/2015 — 1/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2025

	1 Year	5 Year	10 Year
Class R	19.01	9.28	7.59
Russell 3000 Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Index	2.07	-0.60	1.19
Composite Benchmark†	18.23	10.11	9.49
†	The Fund’s Composite Benchmark is comprised of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective June 1, 2015, the Fund adopted its current investment policies and strategies.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$882,829,725
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	64%
*	Does not include derivatives, except purchased options, if any.
Franklin Multi-Asset Growth Fund	PAGE 2	7144-ATSR-0325

WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the Fund’s portfolio management team.
This is a summary of a change to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by June 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Growth Fund	PAGE 3	7144-ATSR-0325

Franklin Multi-Asset Growth Fund
Class I [LANIX]
Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period February 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.14%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class I shares of Franklin Multi-Asset Growth Fund returned 19.70%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 26.32%, 2.07% and 18.23%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance overall, due to an equity overweight and fixed income underweight.
↑	Franklin U.S. Large Cap Equity Fund and the ClearBridge Large Cap Growth Fund were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	Allocation to emerging markets.
↓	Franklin Growth Fund, ClearBridge Appreciation Fund and the BrandywineGLOBAL - Dynamic U.S. Large Cap Value ETF were the leading detractors from relative performance at the manager level.
Franklin Multi-Asset Growth Fund	PAGE 1	7540-ATSR-0325

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 1/31/2015 — 1/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2025

	1 Year	5 Year	10 Year
Class I	19.70	9.95	8.23
Russell 3000 Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Index	2.07	-0.60	1.19
Composite Benchmark†	18.23	10.11	9.49
†	The Fund’s Composite Benchmark is comprised of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective June 1, 2015, the Fund adopted its current investment policies and strategies.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$882,829,725
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	64%
*	Does not include derivatives, except purchased options, if any.
Franklin Multi-Asset Growth Fund	PAGE 2	7540-ATSR-0325

WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the Fund’s portfolio management team.
This is a summary of a change to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by June 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Growth Fund	PAGE 3	7540-ATSR-0325

Franklin Multi-Asset Moderate Growth Fund
Class A [SCGRX]
Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period February 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.42%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class A shares of Franklin Multi-Asset Moderate Growth Fund returned 17.09%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 26.32%, 2.07% and 15.69%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance overall, due to an equity overweight and fixed income underweight.
↑	Franklin U.S. Large Cap Equity Fund and the ClearBridge Large Cap Growth Fund were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	Manager selection overall was a leading detractor from relative return.
↓	Allocation to emerging markets.
↓	ClearBridge Appreciation Fund and Franklin Growth Fund were the leading detractors from relative performance at the manager level.
Franklin Multi-Asset Moderate Growth Fund	PAGE 1	7545-ATSR-0325

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 1/31/2015 — 1/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2025

	1 Year	5 Year	10 Year
Class A	17.09	8.34	7.27
Class A (with sales charge)	10.64	7.07	6.64
Russell 3000 Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Index	2.07	-0.60	1.19
Composite Benchmark†	15.69	8.55	8.32
†	The Fund’s Composite Benchmark is comprised of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
Effective June 1, 2015, the Fund adopted its current investment policies and strategies.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$516,162,130
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	72%
*	Does not include derivatives, except purchased options, if any.
Franklin Multi-Asset Moderate Growth Fund	PAGE 2	7545-ATSR-0325

WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the Fund’s portfolio management team.
This is a summary of a change to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by June 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Moderate Growth Fund	PAGE 3	7545-ATSR-0325

Franklin Multi-Asset Moderate Growth Fund
Class C [SCGCX]
Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period February 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$124	1.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class C shares of Franklin Multi-Asset Moderate Growth Fund returned 16.22%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 26.32%, 2.07% and 15.69%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance overall, due to an equity overweight and fixed income underweight.
↑	Franklin U.S. Large Cap Equity Fund and the ClearBridge Large Cap Growth Fund were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	Manager selection overall was a leading detractor from relative return.
↓	Allocation to emerging markets.
↓	ClearBridge Appreciation Fund and Franklin Growth Fund were the leading detractors from relative performance at the manager level.
Franklin Multi-Asset Moderate Growth Fund	PAGE 1	7547-ATSR-0325

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 1/31/2015 — 1/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2025

	1 Year	5 Year	10 Year
Class C	16.22	7.57	6.51
Class C (with sales charge)	15.22	7.57	6.51
Russell 3000 Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Index	2.07	-0.60	1.19
Composite Benchmark†	15.69	8.55	8.32
†	The Fund’s Composite Benchmark is comprised of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective June 1, 2015, the Fund adopted its current investment policies and strategies.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$516,162,130
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	72%
*	Does not include derivatives, except purchased options, if any.
Franklin Multi-Asset Moderate Growth Fund	PAGE 2	7547-ATSR-0325

WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the Fund’s portfolio management team.
This is a summary of a change to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by June 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Moderate Growth Fund	PAGE 3	7547-ATSR-0325

Franklin Multi-Asset Moderate Growth Fund
Class R [LLMRX]
Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period February 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$87	0.80%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class R shares of Franklin Multi-Asset Moderate Growth Fund returned 16.60%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 26.32%, 2.07% and 15.69%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance overall, due to an equity overweight and fixed income underweight.
↑	Franklin U.S. Large Cap Equity Fund and the ClearBridge Large Cap Growth Fund were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	Manager selection overall was a leading detractor from relative return.
↓	Allocation to emerging markets.
↓	ClearBridge Appreciation Fund and Franklin Growth Fund were the leading detractors from relative performance at the manager level.
Franklin Multi-Asset Moderate Growth Fund	PAGE 1	7143-ATSR-0325

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 1/31/2015 — 1/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2025

	1 Year	5 Year	10 Year
Class R	16.60	7.94	6.89
Russell 3000 Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Index	2.07	-0.60	1.19
Composite Benchmark†	15.69	8.55	8.32
†	The Fund’s Composite Benchmark is comprised of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective June 1, 2015, the Fund adopted its current investment policies and strategies.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$516,162,130
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	72%
*	Does not include derivatives, except purchased options, if any.
Franklin Multi-Asset Moderate Growth Fund	PAGE 2	7143-ATSR-0325

WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the Fund’s portfolio management team.
This is a summary of a change to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by June 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Moderate Growth Fund	PAGE 3	7143-ATSR-0325

Franklin Multi-Asset Moderate Growth Fund
Class I [LLAIX]
Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period February 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.13%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class I shares of Franklin Multi-Asset Moderate Growth Fund returned 17.35%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 26.32%, 2.07% and 15.69%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance overall, due to an equity overweight and fixed income underweight.
↑	Franklin U.S. Large Cap Equity Fund and the ClearBridge Large Cap Growth Fund were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	Manager selection overall was a leading detractor from relative return.
↓	Allocation to emerging markets.
↓	ClearBridge Appreciation Fund and Franklin Growth Fund were the leading detractors from relative performance at the manager level.
Franklin Multi-Asset Moderate Growth Fund	PAGE 1	7548-ATSR-0325

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 1/31/2015 — 1/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2025

	1 Year	5 Year	10 Year
Class I	17.35	8.67	7.59
Russell 3000 Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Index	2.07	-0.60	1.19
Composite Benchmark†	15.69	8.55	8.32
†	The Fund’s Composite Benchmark is comprised of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective June 1, 2015, the Fund adopted its current investment policies and strategies.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$516,162,130
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	72%
*	Does not include derivatives, except purchased options, if any.
Franklin Multi-Asset Moderate Growth Fund	PAGE 2	7548-ATSR-0325

WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the Fund’s portfolio management team.
This is a summary of a change to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by June 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Moderate Growth Fund	PAGE 3	7548-ATSR-0325

Franklin Multi-Asset Conservative Growth Fund
Class A [SBBAX]
Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period February 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.44%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class A shares of Franklin Multi-Asset Conservative Growth Fund returned 13.35%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 2.07%, 26.71% and 11.99%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance overall, due to an equity overweight and fixed income underweight.
↑	Franklin U.S. Large Cap Equity Fund and the ClearBridge Large Cap Growth Fund were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	Allocations to alternative and emerging market strategies.
↓	ClearBridge Appreciation Fund and the Franklin Growth Fund were the leading detractors from relative performance at the manager level.
Franklin Multi-Asset Conservative Growth Fund	PAGE 1	7529-ATSR-0325

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 1/31/2015 — 1/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2025

	1 Year	5 Year	10 Year
Class A	13.35	6.17	5.97
Class A (with sales charge)	7.09	4.93	5.35
Russell 3000 Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Index	2.07	-0.60	1.19
Russell 1000 Index	26.71	14.97	13.54
Composite Benchmark†	11.99	6.17	6.49
†	The Fund’s Composite Benchmark is comprised of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg U.S. Aggregate Index and 7% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
Effective June 1, 2015, the Fund adopted its current investment policies and strategies.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$293,905,159
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	82%
*	Does not include derivatives, except purchased options, if any.
Franklin Multi-Asset Conservative Growth Fund	PAGE 2	7529-ATSR-0325

WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the Fund’s portfolio management team.
This is a summary of a change to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by June 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Conservative Growth Fund	PAGE 3	7529-ATSR-0325

Franklin Multi-Asset Conservative Growth Fund
Class C [SCBCX]
Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period February 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$127	1.20%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class C shares of Franklin Multi-Asset Conservative Growth Fund returned 12.39%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 2.07%, 26.71% and 11.99%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance overall, due to an equity overweight and fixed income underweight.
↑	Franklin U.S. Large Cap Equity Fund and the ClearBridge Large Cap Growth Fund were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	Allocations to alternative and emerging market strategies.
↓	ClearBridge Appreciation Fund and the Franklin Growth Fund were the leading detractors from relative performance at the manager level.
Franklin Multi-Asset Conservative Growth Fund	PAGE 1	7531-ATSR-0325

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 1/31/2015 — 1/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2025

	1 Year	5 Year	10 Year
Class C	12.39	5.37	5.20
Class C (with sales charge)	11.39	5.37	5.20
Russell 3000 Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Index	2.07	-0.60	1.19
Russell 1000 Index	26.71	14.97	13.54
Composite Benchmark†	11.99	6.17	6.49
†	The Fund’s Composite Benchmark is comprised of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg U.S. Aggregate Index and 7% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective June 1, 2015, the Fund adopted its current investment policies and strategies.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$293,905,159
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	82%
*	Does not include derivatives, except purchased options, if any.
Franklin Multi-Asset Conservative Growth Fund	PAGE 2	7531-ATSR-0325

WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the Fund’s portfolio management team.
This is a summary of a change to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by June 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Conservative Growth Fund	PAGE 3	7531-ATSR-0325

Franklin Multi-Asset Conservative Growth Fund
Class R [LLARX]
Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period February 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$85	0.80%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class R shares of Franklin Multi-Asset Conservative Growth Fund returned 12.89%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 2.07%, 26.71% and 11.99%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance overall, due to an equity overweight and fixed income underweight.
↑	Franklin U.S. Large Cap Equity Fund and the ClearBridge Large Cap Growth Fund were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	Allocations to alternative and emerging market strategies.
↓	ClearBridge Appreciation Fund and the Franklin Growth Fund were the leading detractors from relative performance at the manager level.
Franklin Multi-Asset Conservative Growth Fund	PAGE 1	7142-ATSR-0325

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 1/31/2015 — 1/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2025

	1 Year	5 Year	10 Year
Class R	12.89	5.79	5.63
Russell 3000 Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Index	2.07	-0.60	1.19
Russell 1000 Index	26.71	14.97	13.54
Composite Benchmark†	11.99	6.17	6.49
†	The Fund’s Composite Benchmark is comprised of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg U.S. Aggregate Index and 7% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective June 1, 2015, the Fund adopted its current investment policies and strategies.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$293,905,159
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	82%
*	Does not include derivatives, except purchased options, if any.
Franklin Multi-Asset Conservative Growth Fund	PAGE 2	7142-ATSR-0325

WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the Fund’s portfolio management team.
This is a summary of a change to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by June 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Conservative Growth Fund	PAGE 3	7142-ATSR-0325

Franklin Multi-Asset Conservative Growth Fund
Class I [LMEIX]
Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period February 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.13%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class I shares of Franklin Multi-Asset Conservative Growth Fund returned 13.63%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 2.07%, 26.71% and 11.99%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance overall, due to an equity overweight and fixed income underweight.
↑	Franklin U.S. Large Cap Equity Fund and the ClearBridge Large Cap Growth Fund were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	Allocations to alternative and emerging market strategies.
↓	ClearBridge Appreciation Fund and the Franklin Growth Fund were the leading detractors from relative performance at the manager level.
Franklin Multi-Asset Conservative Growth Fund	PAGE 1	7532-ATSR-0325

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 1/31/2015 — 1/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2025

	1 Year	5 Year	10 Year
Class I	13.63	6.48	6.27
Russell 3000 Index	26.32	14.60	13.21
Bloomberg U.S. Aggregate Index	2.07	-0.60	1.19
Russell 1000 Index	26.71	14.97	13.54
Composite Benchmark†	11.99	6.17	6.49
†	The Fund’s Composite Benchmark is comprised of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg U.S. Aggregate Index and 7% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective June 1, 2015, the Fund adopted its current investment policies and strategies.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$293,905,159
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	82%
*	Does not include derivatives, except purchased options, if any.
Franklin Multi-Asset Conservative Growth Fund	PAGE 2	7532-ATSR-0325

WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the Fund’s portfolio management team.
This is a summary of a change to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by June 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Conservative Growth Fund	PAGE 3	7532-ATSR-0325

Franklin Multi-Asset Defensive Growth Fund
Class A [SBCPX]
Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	0.57%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class A shares of Franklin Multi-Asset Defensive Growth Fund returned 9.51%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 2.07%, 26.71% and 8.41%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance overall, due to an equity overweight and fixed income underweight.
↑	Franklin U.S. Large Cap Equity Fund, ClearBridge Large Cap Growth Fund and Franklin High Yield Corporate ETF were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	Manager selection in fixed Income was a leading detractor from relative return.
↓	Franklin U.S Core Bond ETF and the ClearBridge Appreciation Fund were the leading detractors from relative performance at the manager level.
Franklin Multi-Asset Defensive Growth Fund	PAGE 1	7541-ATSR-0325

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,575 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 1/31/2015 — 1/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2025

	1 Year	5 Year	10 Year
Class A	9.51	3.68	4.28
Class A (with sales charge)	5.43	2.78	3.83
Bloomberg U.S. Aggregate Index	2.07	-0.60	1.19
Russell 1000 Index	26.71	14.97	13.54
Composite Benchmark†	8.41	3.81	4.66
†	The Fund’s Composite Benchmark is comprised of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg U.S. Aggregate Index and 10% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
Effective June 1, 2015, the Fund adopted its current investment policies and strategies.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$105,195,097
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	94%
*	Does not include derivatives, except purchased options, if any.
Franklin Multi-Asset Defensive Growth Fund	PAGE 2	7541-ATSR-0325

WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the Fund’s portfolio management team.
This is a summary of a change to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by June 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Defensive Growth Fund	PAGE 3	7541-ATSR-0325

Franklin Multi-Asset Defensive Growth Fund
Class C [LWLAX]
Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$139	1.33%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class C shares of Franklin Multi-Asset Defensive Growth Fund returned 8.64%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 2.07%, 26.71% and 8.41%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance overall, due to an equity overweight and fixed income underweight.
↑	Franklin U.S. Large Cap Equity Fund, ClearBridge Large Cap Growth Fund and Franklin High Yield Corporate ETF were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	Manager selection in fixed Income was a leading detractor from relative return.
↓	Franklin U.S Core Bond ETF and the ClearBridge Appreciation Fund were the leading detractors from relative performance at the manager level.
Franklin Multi-Asset Defensive Growth Fund	PAGE 1	7065-ATSR-0325

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 1/31/2015 — 1/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2025

	1 Year	5 Year	10 Year
Class C	8.64	2.90	3.53
Class C (with sales charge)	7.64	2.90	3.53
Bloomberg U.S. Aggregate Index	2.07	-0.60	1.19
Russell 1000 Index	26.71	14.97	13.54
Composite Benchmark†	8.41	3.81	4.66
†	The Fund’s Composite Benchmark is comprised of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg U.S. Aggregate Index and 10% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective June 1, 2015, the Fund adopted its current investment policies and strategies.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$105,195,097
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	94%
*	Does not include derivatives, except purchased options, if any.
Franklin Multi-Asset Defensive Growth Fund	PAGE 2	7065-ATSR-0325

WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the Fund’s portfolio management team.
This is a summary of a change to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by June 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Defensive Growth Fund	PAGE 3	7065-ATSR-0325

Franklin Multi-Asset Defensive Growth Fund
Class C1 [SBCLX]
Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$131	1.25%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class C1 shares of Franklin Multi-Asset Defensive Growth Fund returned 9.67%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 2.07%, 26.71% and 8.41%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance overall, due to an equity overweight and fixed income underweight.
↑	Franklin U.S. Large Cap Equity Fund, ClearBridge Large Cap Growth Fund and Franklin High Yield Corporate ETF were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	Manager selection in fixed Income was a leading detractor from relative return.
↓	Franklin U.S Core Bond ETF and the ClearBridge Appreciation Fund were the leading detractors from relative performance at the manager level.
Franklin Multi-Asset Defensive Growth Fund	PAGE 1	7543-ATSR-0325

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C1 1/31/2015 — 1/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2025

	1 Year	5 Year	10 Year
Class C1	9.67	3.22	3.80
Class C1 (with sales charge)	8.67	3.22	3.80
Bloomberg U.S. Aggregate Index	2.07	-0.60	1.19
Russell 1000 Index	26.71	14.97	13.54
Composite Benchmark†	8.41	3.81	4.66
†	The Fund’s Composite Benchmark is comprised of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg U.S. Aggregate Index and 10% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the beginning and the end of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective June 1, 2015, the Fund adopted its current investment policies and strategies.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$105,195,097
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	94%
*	Does not include derivatives, except purchased options, if any.
Franklin Multi-Asset Defensive Growth Fund	PAGE 2	7543-ATSR-0325

WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the Fund’s portfolio management team.
This is a summary of a change to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by June 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Defensive Growth Fund	PAGE 3	7543-ATSR-0325

Franklin Multi-Asset Defensive Growth Fund
Class R [LMLRX]
Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$84	0.80%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class R shares of Franklin Multi-Asset Defensive Growth Fund returned 9.18%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 2.07%, 26.71% and 8.41%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance overall, due to an equity overweight and fixed income underweight.
↑	Franklin U.S. Large Cap Equity Fund, ClearBridge Large Cap Growth Fund and Franklin High Yield Corporate ETF were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	Manager selection in fixed Income was a leading detractor from relative return.
↓	Franklin U.S Core Bond ETF and the ClearBridge Appreciation Fund were the leading detractors from relative performance at the manager level.
Franklin Multi-Asset Defensive Growth Fund	PAGE 1	7141-ATSR-0325

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 1/31/2015 — 1/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2025

	1 Year	5 Year	10 Year
Class R	9.18	3.41	4.02
Bloomberg U.S. Aggregate Index	2.07	-0.60	1.19
Russell 1000 Index	26.71	14.97	13.54
Composite Benchmark†	8.41	3.81	4.66
†	The Fund’s Composite Benchmark is comprised of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg U.S. Aggregate Index and 10% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective June 1, 2015, the Fund adopted its current investment policies and strategies.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$105,195,097
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	94%
*	Does not include derivatives, except purchased options, if any.
Franklin Multi-Asset Defensive Growth Fund	PAGE 2	7141-ATSR-0325

WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the Fund’s portfolio management team.
This is a summary of a change to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by June 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Defensive Growth Fund	PAGE 3	7141-ATSR-0325

Franklin Multi-Asset Defensive Growth Fund
Class I [LMGIX]
Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$26	0.25%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class I shares of Franklin Multi-Asset Defensive Growth Fund returned 9.79%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 2.07%, 26.71% and 8.41%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance overall, due to an equity overweight and fixed income underweight.
↑	Franklin U.S. Large Cap Equity Fund, ClearBridge Large Cap Growth Fund and Franklin High Yield Corporate ETF were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	Manager selection in fixed Income was a leading detractor from relative return.
↓	Franklin U.S Core Bond ETF and the ClearBridge Appreciation Fund were the leading detractors from relative performance at the manager level.
Franklin Multi-Asset Defensive Growth Fund	PAGE 1	7544-ATSR-0325

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 1/31/2015 — 1/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2025

	1 Year	5 Year	10 Year
Class I	9.79	3.99	4.60
Bloomberg U.S. Aggregate Index	2.07	-0.60	1.19
Russell 1000 Index	26.71	14.97	13.54
Composite Benchmark†	8.41	3.81	4.66
†	The Fund’s Composite Benchmark is comprised of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg U.S. Aggregate Index and 10% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective June 1, 2015, the Fund adopted its current investment policies and strategies.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$105,195,097
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	94%
*	Does not include derivatives, except purchased options, if any.
Franklin Multi-Asset Defensive Growth Fund	PAGE 2	7544-ATSR-0325

WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective January 31, 2025, Berkeley Belknap joined the Fund’s portfolio management team.
This is a summary of a change to the Fund since February 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by June 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Defensive Growth Fund	PAGE 3	7544-ATSR-0325

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending January 31, 2024 and January 31, 2025 (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $97,291 in January 31, 2024 and $105,569 in January 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in January 31, 2024 and $0 in January 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $43,000 in January 31, 2024 and $43,000 in January 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in January 31, 2024 and $0 in January 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $529,406 in January 31, 2024 and $533,584 in January 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Andrew L. Breech

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin Multi-Asset Allocation Funds
Financial Statements and Other Important Information
Annual | January 31, 2025

Franklin Multi-Asset Growth Fund
Franklin Multi-Asset Moderate Growth Fund
Franklin Multi-Asset Conservative Growth Fund
Franklin Multi-Asset Defensive Growth Fund

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedules of Investments
January 31, 2025
 Franklin Multi-Asset Growth Fund
(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 99.6%
Domestic Equity — 76.2%
Franklin Custodian Funds — Franklin Growth Fund, Class R6 Shares		86,459	$11,982,313
Franklin Templeton ETF Trust — BrandywineGLOBAL — Dynamic US Large Cap Value ETF		883,418	12,385,520
Franklin Value Investors Trust — Franklin Small Cap Value Fund, Class R6 Shares		297,796	18,326,348
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		3,144,211	66,279,970
Franklin U.S. Small Cap Equity Fund, Class IS Shares		1,040,374	14,253,123
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		1,822,931	64,750,502
ClearBridge Large Cap Growth Fund, Class IS Shares		2,180,883	169,781,721
ClearBridge Small Cap Growth Fund, Class IS Shares		572,382	24,452,148
Franklin U.S. Large Cap Equity Fund, Class IS Shares		6,851,510	171,904,389
Putnam Investment Funds:
Putnam Large Cap Growth Fund, Class R6 Shares		714,151	55,261,003
Putnam Large Cap Value Fund, Class R6 Shares		1,748,960	62,997,554

Total Domestic Equity			672,374,591
Foreign Equity — 17.2%
Franklin Templeton ETF Trust — Franklin Systematic Style Premia ETF		302,494	7,214,482
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		381,656	26,097,619
Franklin International Equity Fund, Class IS Shares		3,215,242	57,874,364
Martin Currie Emerging Markets Fund, Class IS Shares		2,677,139	34,561,869
Templeton Funds — Templeton Foreign Fund, Class R6 Shares		3,379,102	26,019,086

Total Foreign Equity			151,767,420
Domestic Fixed Income — 3.7%
Franklin Templeton ETF Trust — Franklin U.S. Core Bond ETF		1,527,132	32,359,927

Foreign Fixed Income — 2.5%
Franklin Templeton ETF Trust — Franklin High Yield Corporate ETF		259,389	6,269,432
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares		1,233,984	11,550,095
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		437,996	4,787,298

Total Foreign Fixed Income			22,606,825
Total Investments in Underlying Funds before Short-Term Investments (Cost — $686,082,634)			879,108,763
	Rate
Short-Term Investments — 0.1%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $927,849)	4.309%	927,849	927,849 (b)
Total Investments — 99.7% (Cost — $687,010,483)			880,036,612
Other Assets in Excess of Liabilities — 0.3%			2,793,113
Total Net Assets — 100.0%			$882,829,725

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Annual Report

Schedules of Investments (cont’d)
January 31, 2025
 Franklin Multi-Asset Moderate Growth Fund
(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 99.6%
Domestic Equity — 63.8%
Franklin Custodian Funds — Franklin Growth Fund, Class R6 Shares		42,316	$5,864,561
Franklin Templeton ETF Trust — BrandywineGLOBAL — Dynamic US Large Cap Value ETF		432,374	6,061,883
Franklin Value Investors Trust — Franklin Small Cap Value Fund, Class R6 Shares		145,742	8,968,938
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		1,538,829	32,438,524
Franklin U.S. Small Cap Equity Fund, Class IS Shares		509,164	6,975,550
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		892,184	31,690,366
ClearBridge Large Cap Growth Fund, Class IS Shares		1,067,358	83,093,830
ClearBridge Small Cap Growth Fund, Class IS Shares		280,128	11,967,056
Franklin U.S. Large Cap Equity Fund, Class IS Shares		3,353,243	84,132,871
Putnam Investment Funds:
Putnam Large Cap Growth Fund, Class R6 Shares		349,520	27,045,854
Putnam Large Cap Value Fund, Class R6 Shares		855,973	30,832,155

Total Domestic Equity			329,071,588
Foreign Equity — 15.7%
Franklin Templeton ETF Trust — Franklin Systematic Style Premia ETF		441,765	10,536,095
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		186,785	12,772,340
Franklin International Equity Fund, Class IS Shares		1,573,575	28,324,343
Martin Currie Emerging Markets Fund, Class IS Shares		1,310,192	16,914,584
Templeton Funds — Templeton Foreign Fund, Class R6 Shares		1,653,721	12,733,649

Total Foreign Equity			81,281,011
Domestic Fixed Income — 12.1%
Franklin Templeton ETF Trust — Franklin U.S. Core Bond ETF		2,940,754	62,314,577

Foreign Fixed Income — 8.0%
Franklin Templeton ETF Trust — Franklin High Yield Corporate ETF		499,498	12,072,867
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares		2,376,247	22,241,677
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		639,653	6,991,407

Total Foreign Fixed Income			41,305,951
Total Investments in Underlying Funds before Short-Term Investments (Cost — $418,666,524)			513,973,127
	Rate
Short-Term Investments — 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $1,958,772)	4.309%	1,958,772	1,958,772 (b)
Total Investments — 100.0% (Cost — $420,625,296)			515,931,899
Other Assets in Excess of Liabilities — 0.0%††			230,231
Total Net Assets — 100.0%			$516,162,130

††	Represents less than 0.1%.
(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Annual Report

 Franklin Multi-Asset Moderate Growth Fund
ETF	—	Exchange-Traded Fund
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Annual Report

Schedules of Investments (cont’d)
January 31, 2025
 Franklin Multi-Asset Conservative Growth Fund
(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 99.5%
Domestic Equity — 47.2%
Franklin Custodian Funds — Franklin Growth Fund, Class R6 Shares		17,849	$2,473,654
Franklin Templeton ETF Trust — BrandywineGLOBAL — Dynamic US Large Cap Value ETF		182,384	2,557,024
Franklin Value Investors Trust — Franklin Small Cap Value Fund, Class R6 Shares		61,469	3,782,777
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		649,056	13,682,107
Franklin U.S. Small Cap Equity Fund, Class IS Shares		214,747	2,942,038
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		376,321	13,366,911
ClearBridge Large Cap Growth Fund, Class IS Shares		450,194	35,047,614
ClearBridge Small Cap Growth Fund, Class IS Shares		118,149	5,047,330
Franklin U.S. Large Cap Equity Fund, Class IS Shares		1,414,349	35,486,012
Putnam Investment Funds:
Putnam Large Cap Growth Fund, Class R6 Shares		147,427	11,407,900
Putnam Large Cap Value Fund, Class R6 Shares		361,040	13,004,653

Total Domestic Equity			138,798,020
Domestic Fixed Income — 23.3%
Franklin Templeton ETF Trust — Franklin U.S. Core Bond ETF		3,224,923	68,336,119

Foreign Fixed Income — 15.2%
Franklin Templeton ETF Trust — Franklin High Yield Corporate ETF		547,765	13,239,480
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares		2,605,867	24,390,918
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		654,575	7,154,504

Total Foreign Fixed Income			44,784,902
Foreign Equity — 13.8%
Franklin Templeton ETF Trust — Franklin Systematic Style Premia ETF		452,089	10,782,323
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		78,779	5,386,942
Franklin International Equity Fund, Class IS Shares		663,694	11,946,489
Martin Currie Emerging Markets Fund, Class IS Shares		552,580	7,133,813
Templeton Funds — Templeton Foreign Fund, Class R6 Shares		697,454	5,370,396

Total Foreign Equity			40,619,963
Total Investments in Underlying Funds before Short-Term Investments (Cost — $250,157,769)			292,539,004
	Rate
Short-Term Investments — 0.2%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $539,999)	4.309%	539,999	539,999 (b)
Total Investments — 99.7% (Cost — $250,697,768)			293,079,003
Other Assets in Excess of Liabilities — 0.3%			826,156
Total Net Assets — 100.0%			$293,905,159

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Annual Report

 Franklin Multi-Asset Defensive Growth Fund
(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 99.5%
Domestic Fixed Income — 34.4%
Franklin Templeton ETF Trust — Franklin U.S. Core Bond ETF		1,708,505	$36,203,221

Domestic Equity — 30.8%
Franklin Custodian Funds — Franklin Growth Fund, Class R6 Shares		4,163	576,888
Franklin Templeton ETF Trust — BrandywineGLOBAL — Dynamic US Large Cap Value ETF		42,533	596,313
Franklin Value Investors Trust — Franklin Small Cap Value Fund, Class R6 Shares		14,333	882,035
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		151,356	3,190,594
Franklin U.S. Small Cap Equity Fund, Class IS Shares		50,073	686,004
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		87,758	3,117,151
ClearBridge Large Cap Growth Fund, Class IS Shares		104,983	8,172,895
ClearBridge Small Cap Growth Fund, Class IS Shares		27,550	1,176,915
Franklin U.S. Large Cap Equity Fund, Class IS Shares		329,819	8,275,150
Putnam Investment Funds:
Putnam Large Cap Growth Fund, Class R6 Shares		34,379	2,660,268
Putnam Large Cap Value Fund, Class R6 Shares		84,193	3,032,630

Total Domestic Equity			32,366,843
Foreign Fixed Income — 22.4%
Franklin Templeton ETF Trust — Franklin High Yield Corporate ETF		290,196	7,014,037
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares		1,380,541	12,921,867
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		338,087	3,695,296

Total Foreign Fixed Income			23,631,200
Foreign Equity — 11.9%
Franklin Templeton ETF Trust — Franklin Systematic Style Premia ETF		233,528	5,569,643
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		18,369	1,256,099
Franklin International Equity Fund, Class IS Shares		154,772	2,785,899
Martin Currie Emerging Markets Fund, Class IS Shares		128,852	1,663,475
Templeton Funds — Templeton Foreign Fund, Class R6 Shares		162,621	1,252,182

Total Foreign Equity			12,527,298
Total Investments in Underlying Funds before Short-Term Investments (Cost — $95,838,684)			104,728,562
	Rate
Short-Term Investments — 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $402,929)	4.309%	402,929	402,929 (b)
Total Investments — 99.9% (Cost — $96,241,613)			105,131,491
Other Assets in Excess of Liabilities — 0.1%			63,606
Total Net Assets — 100.0%			$105,195,097

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Annual Report

Statements of Assets and Liabilities
January 31, 2025

	Franklin Multi-Asset Growth Fund	Franklin Multi-Asset Moderate Growth Fund
Assets:
Investments in affiliated Underlying Funds, at cost	$686,082,634	$418,666,524
Short-term investments, at cost	927,849	1,958,772
Investments in affiliated Underlying Funds, at value	$879,108,763	$513,973,127
Short-term investments, at value	927,849	1,958,772
Receivable for securities sold	24,134,207	13,397,873
Receivable for Fund shares sold	163,418	53,069
Distributions receivable from unaffiliated Underlying Funds	7,500	6,492
Receivable from investment manager	—	15
Prepaid expenses	23,765	24,739
Total Assets	904,365,502	529,414,087
Liabilities:
Payable for investments in affiliated Underlying Funds	20,618,920	12,762,334
Payable for Fund shares repurchased	473,530	200,379
Service and/or distribution fees payable	184,436	107,705
Trustees’ fees payable	5,424	3,511
Accrued expenses	253,467	178,028
Total Liabilities	21,535,777	13,251,957
Total Net Assets	$882,829,725	$516,162,130
Net Assets:
Par value (Note 7)	$489	$300
Paid-in capital in excess of par value	652,606,789	400,900,429
Total distributable earnings (loss)	230,222,447	115,261,401
Total Net Assets	$882,829,725	$516,162,130
Net Assets:
Class A	$873,010,304	$508,184,488
Class C	$2,450,356	$1,580,114
Class R	$129,165	$324,523
Class I	$7,239,900	$6,073,005
Shares Outstanding:
Class A	48,334,249	29,551,245
Class C	150,202	88,168
Class R	7,252	19,294
Class I	403,140	357,364
Net Asset Value:
Class A (and redemption price)	$18.06	$17.20
Class C*	$16.31	$17.92
Class R (and redemption price)	$17.81	$16.82
Class I (and redemption price)	$17.96	$16.99
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50% and 5.50%, respectively)	$19.11	$18.20

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Annual Report

January 31, 2025

	Franklin Multi-Asset Conservative Growth Fund	Franklin Multi-Asset Defensive Growth Fund
Assets:
Investments in affiliated Underlying Funds, at cost	$250,157,769	$95,838,684
Short-term investments, at cost	539,999	402,929
Investments in affiliated Underlying Funds, at value	$292,539,004	$104,728,562
Short-term investments, at value	539,999	402,929
Receivable for securities sold	7,420,431	2,048,015
Receivable for Fund shares sold	139,968	57,864
Distributions receivable from unaffiliated Underlying Funds	3,211	1,196
Receivable from investment manager	28	—
Prepaid expenses	20,544	22,724
Total Assets	300,663,185	107,261,290
Liabilities:
Payable for investments in affiliated Underlying Funds	6,484,671	1,923,133
Payable for Fund shares repurchased	80,362	27,477
Service and/or distribution fees payable	61,517	22,033
Trustees’ fees payable	2,502	1,137
Payable to investment manager	—	25
Accrued expenses	128,974	92,388
Total Liabilities	6,758,026	2,066,193
Total Net Assets	$293,905,159	$105,195,097
Net Assets:
Par value (Note 7)	$196	$80
Paid-in capital in excess of par value	239,881,785	96,334,136
Total distributable earnings (loss)	54,023,178	8,860,881
Total Net Assets	$293,905,159	$105,195,097
Net Assets:
Class A	$289,925,806	$103,711,159
Class C	$1,030,060	$299,956
Class C1	—	$58
Class R	$64,412	$90,222
Class I	$2,884,881	$1,093,702
Shares Outstanding:
Class A	19,332,049	7,875,490
Class C	64,366	22,843
Class C1	—	4
Class R	4,285	6,865
Class I	192,570	83,303
Net Asset Value:
Class A (and redemption price)	$15.00	$13.17
Class C*	$16.00	$13.13
Class C1*	—	$14.51
Class R (and redemption price)	$15.03	$13.14
Class I (and redemption price)	$14.98	$13.13
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50% and 3.75%, respectively)	$15.87	$13.68

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Annual Report

Statements of Operations
For the Year Ended January 31, 2025

	Franklin Multi-Asset Growth Fund	Franklin Multi-Asset Moderate Growth Fund
Investment Income:
Income distributions from affiliated Underlying Funds	$8,886,756	$7,730,700
Income distributions from unaffiliated Underlying Funds	127,515	76,998
Total Investment Income	9,014,271	7,807,698
Expenses:
Service and/or distribution fees (Notes 2 and 5)	2,119,430	1,249,788
Transfer agent fees (Notes 2 and 5)	994,263	578,490
Registration fees	78,659	77,348
Legal fees	42,681	45,295
Trustees’ fees	42,262	25,431
Fund accounting fees	40,426	36,924
Audit and tax fees	32,769	31,395
Shareholder reports	25,673	22,202
Commitment fees (Note 9)	7,572	4,505
Custody fees	4,285	2,269
Interest expense	100	700
Insurance	55	29
Miscellaneous expenses	9,573	7,476
Total Expenses	3,397,748	2,081,852
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	—	(707)
Net Expenses	3,397,748	2,081,145
Net Investment Income	5,616,523	5,726,553
Realized and Unrealized Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	51,321,049	29,758,458
Capital gain distributions from affiliated Underlying Funds	35,805,070	17,687,224
Net Realized Gain	87,126,119	47,445,682
Change in Net Unrealized Appreciation (Depreciation) from Affiliated Underlying Funds	55,685,511	25,235,228
Net Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	142,811,630	72,680,910
Increase in Net Assets From Operations	$148,428,153	$78,407,463
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Annual Report

For the Year Ended January 31, 2025

	Franklin Multi-Asset Conservative Growth Fund	Franklin Multi-Asset Defensive Growth Fund
Investment Income:
Income distributions from affiliated Underlying Funds	$6,943,296	$3,439,191
Income distributions from unaffiliated Underlying Funds	44,866	17,189
Total Investment Income	6,988,162	3,456,380
Expenses:
Service and/or distribution fees (Notes 2 and 5)	728,077	265,571
Transfer agent fees (Notes 2 and 5)	325,484	131,987
Registration fees	77,875	84,842
Fund accounting fees	34,772	32,874
Legal fees	33,135	32,994
Audit and tax fees	31,148	30,457
Shareholder reports	17,981	14,996
Trustees’ fees	15,150	5,943
Commitment fees (Note 9)	2,603	949
Interest expense	1,565	878
Custody fees	1,334	541
Insurance	—	8
Miscellaneous expenses	6,820	6,067
Total Expenses	1,275,944	608,107
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(68)	(245)
Net Expenses	1,275,876	607,862
Net Investment Income	5,712,286	2,848,518
Realized and Unrealized Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	13,178,836	3,836,176
Capital gain distributions from affiliated Underlying Funds	7,556,898	1,775,699
Net Realized Gain	20,735,734	5,611,875
Change in Net Unrealized Appreciation (Depreciation) from Affiliated Underlying Funds	9,806,699	1,195,452
Net Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	30,542,433	6,807,327
Increase in Net Assets From Operations	$36,254,719	$9,655,845
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Annual Report

Statements of Changes in Net Assets
Franklin Multi-Asset Growth Fund

For the Years Ended January 31,	2025	2024
Operations:
Net investment income	$5,616,523	$9,282,767
Net realized gain	87,126,119	21,390,403
Change in net unrealized appreciation (depreciation)	55,685,511	52,774,089
Increase in Net Assets From Operations	148,428,153	83,447,259
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(51,444,363)	(41,791,825)
Decrease in Net Assets From Distributions to Shareholders	(51,444,363)	(41,791,825)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	35,389,600	31,203,134
Reinvestment of distributions	51,311,209	41,669,203
Cost of shares repurchased	(86,304,622)	(73,073,252)
Increase (Decrease) in Net Assets From Fund Share Transactions	396,187	(200,915)
Increase in Net Assets	97,379,977	41,454,519
Net Assets:
Beginning of year	785,449,748	743,995,229
End of year	$882,829,725	$785,449,748
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Annual Report

Franklin Multi-Asset Moderate Growth Fund

For the Years Ended January 31,	2025	2024
Operations:
Net investment income	$5,726,553	$6,834,424
Net realized gain	47,445,682	9,582,311
Change in net unrealized appreciation (depreciation)	25,235,228	29,259,894
Increase in Net Assets From Operations	78,407,463	45,676,629
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(29,775,029)	(20,553,438)
Decrease in Net Assets From Distributions to Shareholders	(29,775,029)	(20,553,438)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	25,387,691	23,129,171
Reinvestment of distributions	29,669,650	20,481,443
Cost of shares repurchased	(61,739,838)	(50,428,408)
Decrease in Net Assets From Fund Share Transactions	(6,682,497)	(6,817,794)
Increase in Net Assets	41,949,937	18,305,397
Net Assets:
Beginning of year	474,212,193	455,906,796
End of year	$516,162,130	$474,212,193
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin Multi-Asset Conservative Growth Fund

For the Years Ended January 31,	2025	2024
Operations:
Net investment income	$5,712,286	$5,633,355
Net realized gain	20,735,734	1,867,436
Change in net unrealized appreciation (depreciation)	9,806,699	14,094,495
Increase in Net Assets From Operations	36,254,719	21,595,286
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(9,592,354)	(10,547,233)
Decrease in Net Assets From Distributions to Shareholders	(9,592,354)	(10,547,233)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	16,135,141	16,299,072
Reinvestment of distributions	9,548,001	10,497,842
Cost of shares repurchased	(40,555,393)	(38,324,631)
Decrease in Net Assets From Fund Share Transactions	(14,872,251)	(11,527,717)
Increase (Decrease) in Net Assets	11,790,114	(479,664)
Net Assets:
Beginning of year	282,115,045	282,594,709
End of year	$293,905,159	$282,115,045
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Annual Report

Franklin Multi-Asset Defensive Growth Fund

For the Years Ended January 31,	2025	2024
Operations:
Net investment income	$2,848,518	$2,652,538
Net realized gain (loss)	5,611,875	(841,760)
Change in net unrealized appreciation (depreciation)	1,195,452	3,952,881
Increase in Net Assets From Operations	9,655,845	5,763,659
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(3,384,189)	(2,578,134)
Decrease in Net Assets From Distributions to Shareholders	(3,384,189)	(2,578,134)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	6,319,172	6,885,705
Reinvestment of distributions	3,365,069	2,565,957
Cost of shares repurchased	(17,492,811)	(16,631,793)
Decrease in Net Assets From Fund Share Transactions	(7,808,570)	(7,180,131)
Decrease in Net Assets	(1,536,914)	(3,994,606)
Net Assets:
Beginning of year	106,732,011	110,726,617
End of year	$105,195,097	$106,732,011
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Annual Report

Financial Highlights
Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$16.09	$15.22	$17.70	$16.79	$15.85
Income (loss) from operations:
Net investment income	0.12	0.19	0.19	0.28	0.15
Net realized and unrealized gain (loss)	2.94	1.55	(1.40)	1.97	1.62
Total income (loss) from operations	3.06	1.74	(1.21)	2.25	1.77
Less distributions from:
Net investment income	(0.21)	(0.17)	(0.26)	(0.66)	(0.17)
Net realized gains	(0.88)	(0.70)	(1.01)	(0.68)	(0.66)
Total distributions	(1.09)	(0.87)	(1.27)	(1.34)	(0.83)
Net asset value, end of year	$18.06	$16.09	$15.22	$17.70	$16.79
Total return[2]	19.34%	11.72%	(6.19)%	13.27%	11.84%
Net assets, end of year (millions)	$873	$779	$737	$821	$767
Ratios to average net assets:
Gross expenses[3]	0.40%	0.42%	0.44%	0.43%	0.48%
Net expenses[3,4]	0.40	0.42	0.44	0.43	0.48 [5]
Net investment income	0.66	1.25	1.25	1.49	0.98
Portfolio turnover rate	64%	21%	52%	21%	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%.This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Annual Report

Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$14.63	$13.94	$16.35	$15.53	$14.74
Income (loss) from operations:
Net investment income (loss)	(0.01)	0.08	0.07	0.07	0.03
Net realized and unrealized gain (loss)	2.67	1.40	(1.30)	1.90	1.50
Total income (loss) from operations	2.66	1.48	(1.23)	1.97	1.53
Less distributions from:
Net investment income	(0.10)	(0.09)	(0.17)	(0.47)	(0.08)
Net realized gains	(0.88)	(0.70)	(1.01)	(0.68)	(0.66)
Total distributions	(0.98)	(0.79)	(1.18)	(1.15)	(0.74)
Net asset value, end of year	$16.31	$14.63	$13.94	$16.35	$15.53
Total return[2]	18.54%	10.90%	(6.90)%	12.54%	11.07%
Net assets, end of year (000s)	$2,450	$2,398	$2,090	$2,626	$5,242
Ratios to average net assets:
Gross expenses[3]	1.11%	1.12%	1.17%	1.15%	1.16%
Net expenses[3,4]	1.11	1.12	1.17	1.15	1.16 [5]
Net investment income (loss)	(0.05)	0.59	0.47	0.43	0.24
Portfolio turnover rate	64%	21%	52%	21%	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$15.88	$15.04	$17.52	$16.64	$15.73
Income (loss) from operations:
Net investment income	0.07	0.14	0.14	0.21	0.10
Net realized and unrealized gain (loss)	2.90	1.53	(1.39)	1.95	1.60
Total income (loss) from operations	2.97	1.67	(1.25)	2.16	1.70
Less distributions from:
Net investment income	(0.16)	(0.13)	(0.22)	(0.60)	(0.13)
Net realized gains	(0.88)	(0.70)	(1.01)	(0.68)	(0.66)
Total distributions	(1.04)	(0.83)	(1.23)	(1.28)	(0.79)
Net asset value, end of year	$17.81	$15.88	$15.04	$17.52	$16.64
Total return[2]	19.01%	11.31%	(6.45)%	12.83%	11.49%
Net assets, end of year (000s)	$129	$98	$88	$116	$111
Ratios to average net assets:
Gross expenses[3]	0.70%	0.76%	0.77%	1.27%	1.24%
Net expenses[3,4]	0.70	0.76	0.77	0.80 [5]	0.80 [5]
Net investment income	0.42	0.96	0.91	1.13	0.70
Portfolio turnover rate	64%	21%	52%	21%	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Annual Report

Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$16.00	$15.13	$17.61	$16.71	$15.77
Income (loss) from operations:
Net investment income	0.19	0.22	0.28	0.35	0.20
Net realized and unrealized gain (loss)	2.90	1.55	(1.44)	1.94	1.61
Total income (loss) from operations	3.09	1.77	(1.16)	2.29	1.81
Less distributions from:
Net investment income	(0.25)	(0.20)	(0.31)	(0.71)	(0.21)
Net realized gains	(0.88)	(0.70)	(1.01)	(0.68)	(0.66)
Total distributions	(1.13)	(0.90)	(1.32)	(1.39)	(0.87)
Net asset value, end of year	$17.96	$16.00	$15.13	$17.61	$16.71
Total return[2]	19.70%	12.04%	(5.94)%	13.56%	12.18%
Net assets, end of year (000s)	$7,240	$4,290	$4,534	$3,033	$2,315
Ratios to average net assets:
Gross expenses[3]	0.14%	0.15%	0.15%	0.16%	0.19%
Net expenses[3,4]	0.14	0.15	0.15	0.16	0.19 [5]
Net investment income	1.08	1.43	1.82	1.90	1.32
Portfolio turnover rate	64%	21%	52%	21%	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$15.60	$14.76	$16.99	$16.51	$15.75
Income (loss) from operations:
Net investment income	0.19	0.22	0.23	0.30	0.18
Net realized and unrealized gain (loss)	2.44	1.31	(1.35)	1.47	1.45
Total income (loss) from operations	2.63	1.53	(1.12)	1.77	1.63
Less distributions from:
Net investment income	(0.27)	(0.23)	(0.25)	(0.64)	(0.20)
Net realized gains	(0.76)	(0.46)	(0.86)	(0.65)	(0.67)
Total distributions	(1.03)	(0.69)	(1.11)	(1.29)	(0.87)
Net asset value, end of year	$17.20	$15.60	$14.76	$16.99	$16.51
Total return[2]	17.09%	10.52%	(5.99)%	10.58%	10.97%
Net assets, end of year (millions)	$508	$467	$449	$503	$477
Ratios to average net assets:
Gross expenses[3]	0.42%	0.43%	0.45%	0.43%	0.47%
Net expenses[3,4]	0.42	0.43	0.45	0.43 [5]	0.47 [5]
Net investment income	1.14	1.52	1.52	1.70	1.21
Portfolio turnover rate	72%	23%	51%	24%	16%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%.This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Annual Report

Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$16.23	$15.33	$17.57	$16.99	$16.18
Income (loss) from operations:
Net investment income	0.07	0.11	0.09	0.13	0.07
Net realized and unrealized gain (loss)	2.53	1.36	(1.35)	1.56	1.49
Total income (loss) from operations	2.60	1.47	(1.26)	1.69	1.56
Less distributions from:
Net investment income	(0.15)	(0.11)	(0.12)	(0.46)	(0.08)
Net realized gains	(0.76)	(0.46)	(0.86)	(0.65)	(0.67)
Total distributions	(0.91)	(0.57)	(0.98)	(1.11)	(0.75)
Net asset value, end of year	$17.92	$16.23	$15.33	$17.57	$16.99
Total return[2]	16.22%	9.74%	(6.70)%	9.80%	10.22%
Net assets, end of year (000s)	$1,580	$1,640	$1,870	$2,909	$4,394
Ratios to average net assets:
Gross expenses[3]	1.15%	1.14%	1.19%	1.17%	1.18%
Net expenses[3,4]	1.15	1.14	1.19	1.17 [5]	1.18 [5]
Net investment income	0.41	0.73	0.59	0.72	0.44
Portfolio turnover rate	72%	23%	51%	24%	16%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$15.30	$14.51	$16.73	$16.28	$15.55
Income (loss) from operations:
Net investment income	0.14	0.19	0.17	0.22	0.13
Net realized and unrealized gain (loss)	2.37	1.25	(1.32)	1.45	1.43
Total income (loss) from operations	2.51	1.44	(1.15)	1.67	1.56
Less distributions from:
Net investment income	(0.23)	(0.19)	(0.21)	(0.57)	(0.16)
Net realized gains	(0.76)	(0.46)	(0.86)	(0.65)	(0.67)
Total distributions	(0.99)	(0.65)	(1.07)	(1.22)	(0.83)
Net asset value, end of year	$16.82	$15.30	$14.51	$16.73	$16.28
Total return[2]	16.60%	10.12%	(6.34)%	10.14%	10.63%
Net assets, end of year (000s)	$325	$169	$130	$141	$138
Ratios to average net assets:
Gross expenses[3]	1.08%	1.60%	1.29%	1.15%	1.11%
Net expenses[3,4,5]	0.80	0.80	0.80	0.80	0.80
Net investment income	0.84	1.30	1.17	1.28	0.89
Portfolio turnover rate	72%	23%	51%	24%	16%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Annual Report

Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$15.42	$14.60	$16.82	$16.35	$15.60
Income (loss) from operations:
Net investment income	0.27	0.28	0.30	0.36	0.23
Net realized and unrealized gain (loss)	2.38	1.27	(1.36)	1.45	1.44
Total income (loss) from operations	2.65	1.55	(1.06)	1.81	1.67
Less distributions from:
Net investment income	(0.32)	(0.27)	(0.30)	(0.69)	(0.25)
Net realized gains	(0.76)	(0.46)	(0.86)	(0.65)	(0.67)
Total distributions	(1.08)	(0.73)	(1.16)	(1.34)	(0.92)
Net asset value, end of year	$16.99	$15.42	$14.60	$16.82	$16.35
Total return[2]	17.35%	10.88%	(5.68)%	10.93%	11.32%
Net assets, end of year (000s)	$6,073	$5,327	$4,898	$4,084	$3,712
Ratios to average net assets:
Gross expenses[3]	0.13%	0.12%	0.11%	0.13%	0.13%
Net expenses[3,4]	0.13	0.12	0.11	0.13	0.13 [5]
Net investment income	1.59	1.92	2.06	2.02	1.56
Portfolio turnover rate	72%	23%	51%	24%	16%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$13.68	$13.14	$15.12	$15.03	$14.33
Income (loss) from operations:
Net investment income	0.29	0.27	0.26	0.29	0.22
Net realized and unrealized gain (loss)	1.51	0.78	(1.31)	0.79	1.16
Total income (loss) from operations	1.80	1.05	(1.05)	1.08	1.38
Less distributions from:
Net investment income	(0.35)	(0.28)	(0.27)	(0.52)	(0.26)
Net realized gains	(0.13)	(0.23)	(0.66)	(0.47)	(0.42)
Total distributions	(0.48)	(0.51)	(0.93)	(0.99)	(0.68)
Net asset value, end of year	$15.00	$13.68	$13.14	$15.12	$15.03
Total return[2]	13.35%	8.15%	(6.63)%	7.10%	10.05%
Net assets, end of year (millions)	$290	$278	$279	$319	$302
Ratios to average net assets:
Gross expenses[3]	0.44%	0.44%	0.46%	0.44%	0.47%
Net expenses[3,4]	0.44	0.44	0.46	0.44	0.47 [5]
Net investment income	1.96	2.06	1.93	1.84	1.56
Portfolio turnover rate	82%	26%	43%	20%	16%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%.This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Annual Report

Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$14.56	$13.95	$15.97	$15.79	$15.02
Income (loss) from operations:
Net investment income	0.18	0.17	0.14	0.13	0.09
Net realized and unrealized gain (loss)	1.62	0.84	(1.36)	0.90	1.25
Total income (loss) from operations	1.80	1.01	(1.22)	1.03	1.34
Less distributions from:
Net investment income	(0.23)	(0.17)	(0.14)	(0.38)	(0.15)
Net realized gains	(0.13)	(0.23)	(0.66)	(0.47)	(0.42)
Total distributions	(0.36)	(0.40)	(0.80)	(0.85)	(0.57)
Net asset value, end of year	$16.00	$14.56	$13.95	$15.97	$15.79
Total return[2]	12.39%	7.42%	(7.39)%	6.39%	9.21%
Net assets, end of year (000s)	$1,030	$1,032	$1,348	$2,119	$4,780
Ratios to average net assets:
Gross expenses[3]	1.20%	1.18%	1.26%	1.20%	1.21%
Net expenses[3,4]	1.20	1.18	1.26	1.20	1.21 [5]
Net investment income	1.14	1.21	0.99	0.78	0.64
Portfolio turnover rate	82%	26%	43%	20%	16%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$13.71	$13.17	$15.16	$15.06	$14.36
Income (loss) from operations:
Net investment income	0.21	0.23	0.31	0.19	0.18
Net realized and unrealized gain (loss)	1.54	0.78	(1.41)	0.83	1.15
Total income (loss) from operations	1.75	1.01	(1.10)	1.02	1.33
Less distributions from:
Net investment income	(0.30)	(0.24)	(0.23)	(0.45)	(0.21)
Net realized gains	(0.13)	(0.23)	(0.66)	(0.47)	(0.42)
Total distributions	(0.43)	(0.47)	(0.89)	(0.92)	(0.63)
Net asset value, end of year	$15.03	$13.71	$13.17	$15.16	$15.06
Total return[2]	12.89%	7.80%	(6.93)%	6.69%	9.66%
Net assets, end of year (000s)	$64	$111	$84	$45	$70
Ratios to average net assets:
Gross expenses[3]	0.88%	0.80%	0.86%	1.59%	1.25%
Net expenses[3,4]	0.80 [5]	0.80	0.80 [5]	0.80 [5]	0.80 [5]
Net investment income	1.43	1.73	2.36	1.21	1.26
Portfolio turnover rate	82%	26%	43%	20%	16%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Annual Report

Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$13.67	$13.13	$15.11	$15.02	$14.33
Income (loss) from operations:
Net investment income	0.34	0.30	0.30	0.34	0.27
Net realized and unrealized gain (loss)	1.50	0.79	(1.31)	0.79	1.14
Total income (loss) from operations	1.84	1.09	(1.01)	1.13	1.41
Less distributions from:
Net investment income	(0.40)	(0.32)	(0.31)	(0.57)	(0.30)
Net realized gains	(0.13)	(0.23)	(0.66)	(0.47)	(0.42)
Total distributions	(0.53)	(0.55)	(0.97)	(1.04)	(0.72)
Net asset value, end of year	$14.98	$13.67	$13.13	$15.11	$15.02
Total return[2]	13.63%	8.50%	(6.32)%	7.42%	10.35%
Net assets, end of year (000s)	$2,885	$2,483	$2,533	$2,745	$2,463
Ratios to average net assets:
Gross expenses[3]	0.13%	0.14%	0.15%	0.15%	0.15%
Net expenses[3,4]	0.13	0.14	0.15	0.15	0.15 [5]
Net investment income	2.35	2.33	2.28	2.16	1.92
Portfolio turnover rate	82%	26%	43%	20%	16%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$12.42	$12.03	$13.81	$14.02	$13.42
Income (loss) from operations:
Net investment income	0.35	0.30	0.28	0.30	0.27
Net realized and unrealized gain (loss)	0.82	0.38	(1.36)	0.21	0.78
Total income (loss) from operations	1.17	0.68	(1.08)	0.51	1.05
Less distributions from:
Net investment income	(0.42)	(0.29)	(0.28)	(0.42)	(0.32)
Net realized gains	—	—	(0.42)	(0.30)	(0.13)
Total distributions	(0.42)	(0.29)	(0.70)	(0.72)	(0.45)
Net asset value, end of year	$13.17	$12.42	$12.03	$13.81	$14.02
Total return[2]	9.51%	5.77%	(7.63)%	3.63%	8.08%
Net assets, end of year(millions)	$104	$105	$109	$130	$130
Ratios to average net assets:
Gross expenses[3]	0.57%	0.56%	0.56%	0.52%	0.54%
Net expenses[3,4]	0.57	0.56	0.56	0.52	0.54 [5]
Net investment income	2.67	2.50	2.26	2.08	2.03
Portfolio turnover rate	94%	30%	36%	8%	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%.This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Annual Report

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$12.40	$11.99	$13.75	$13.94	$13.36
Income (loss) from operations:
Net investment income	0.27	0.17	0.16	0.18	0.17
Net realized and unrealized gain (loss)	0.79	0.42	(1.32)	0.23	0.77
Total income (loss) from operations	1.06	0.59	(1.16)	0.41	0.94
Less distributions from:
Net investment income	(0.33)	(0.18)	(0.18)	(0.30)	(0.23)
Net realized gains	—	—	(0.42)	(0.30)	(0.13)
Total distributions	(0.33)	(0.18)	(0.60)	(0.60)	(0.36)
Net asset value, end of year	$13.13	$12.40	$11.99	$13.75	$13.94
Total return[2]	8.64%	4.95%	(8.34)%	2.98%	7.18%
Net assets, end of year(000s)	$300	$194	$545	$792	$964
Ratios to average net assets:
Gross expenses[3]	1.33%	1.32%	1.30%	1.29%	1.27%
Net expenses[3,4]	1.33	1.32	1.30	1.29	1.27 [5]
Net investment income	2.11	1.43	1.30	1.28	1.32
Portfolio turnover rate	94%	30%	36%	8%	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C1 Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$13.23	$12.62	$14.41	$14.41	$13.78
Income (loss) from operations:
Net investment income	0.27	0.16	0.09	0.15	0.19
Net realized and unrealized gain (loss)	1.01	0.49	(1.43)	0.44	0.81
Total income (loss) from operations	1.28	0.65	(1.34)	0.59	1.00
Less distributions from:
Net investment income	—	(0.04)	(0.03)	(0.29)	(0.24)
Net realized gains	—	—	(0.42)	(0.30)	(0.13)
Total distributions	—	(0.04)	(0.45)	(0.59)	(0.37)
Net asset value, end of year	$14.51	$13.23	$12.62	$14.41	$14.41
Total return[2]	9.68%	5.19%	(9.21)%	4.03%[3]	7.43%
Net assets, end of year	$58	$119	$1,888	$69,488	$227,063
Ratios to average net assets:
Gross expenses[4]	85.44%	20.59%	2.05%	1.53%	1.12%
Net expenses[4,5,6]	1.25	1.25	1.25	1.25	1.12
Net investment income	1.94	1.28	0.66	1.00	1.36
Portfolio turnover rate	94%	30%	36%	8%	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been 2.88% for the year ended January 31, 2022.
[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Annual Report

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$12.39	$12.01	$13.79	$14.00	$13.41
Income (loss) from operations:
Net investment income	0.32	0.27	0.22	0.29	0.24
Net realized and unrealized gain (loss)	0.82	0.38	(1.33)	0.19	0.77
Total income (loss) from operations	1.14	0.65	(1.11)	0.48	1.01
Less distributions from:
Net investment income	(0.39)	(0.27)	(0.25)	(0.39)	(0.29)
Net realized gains	—	—	(0.42)	(0.30)	(0.13)
Total distributions	(0.39)	(0.27)	(0.67)	(0.69)	(0.42)
Net asset value, end of year	$13.14	$12.39	$12.01	$13.79	$14.00
Total return[2]	9.18%	5.47%	(7.77)%	3.37%	7.74%
Net assets, end of year(000s)	$90	$101	$95	$141	$95
Ratios to average net assets:
Gross expenses[3]	0.82%	0.85%	0.87%	1.32%	1.27%
Net expenses[3,4,5]	0.80	0.80	0.80	0.80	0.80
Net investment income	2.47	2.28	1.79	2.06	1.79
Portfolio turnover rate	94%	30%	36%	8%	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$12.38	$12.00	$13.78	$13.98	$13.39
Income (loss) from operations:
Net investment income	0.38	0.34	0.31	0.33	0.31
Net realized and unrealized gain (loss)	0.83	0.37	(1.35)	0.23	0.77
Total income (loss) from operations	1.21	0.71	(1.04)	0.56	1.08
Less distributions from:
Net investment income	(0.46)	(0.33)	(0.32)	(0.46)	(0.36)
Net realized gains	—	—	(0.42)	(0.30)	(0.13)
Total distributions	(0.46)	(0.33)	(0.74)	(0.76)	(0.49)
Net asset value, end of year	$13.13	$12.38	$12.00	$13.78	$13.98
Total return[2]	9.79%	6.13%	(7.35)%	3.99%	8.35%
Net assets, end of year(000s)	$1,094	$1,167	$1,234	$1,820	$1,974
Ratios to average net assets:
Gross expenses[3]	0.26%	0.28%	0.27%	0.26%	0.27%
Net expenses[3,4,5]	0.25	0.25	0.25	0.25	0.25
Net investment income	2.97	2.84	2.48	2.30	2.34
Portfolio turnover rate	94%	30%	36%	8%	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Franklin Multi-Asset Growth Fund (“Growth Fund”), Franklin Multi-Asset Moderate Growth Fund (“Moderate Growth Fund”), Franklin Multi-Asset Conservative Growth Fund (“Conservative Growth Fund”) and Franklin Multi-Asset Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) are separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in Franklin Resources, Inc. (“Franklin Resources”) affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the

Franklin Multi-Asset Allocation Funds 2025 Annual Report

Notes to Financial Statements (cont’d)
Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:
Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$879,108,763	—	—	$879,108,763
Short-Term Investments†	927,849	—	—	927,849
Total Investments	$880,036,612	—	—	$880,036,612

†	See Schedule of Investments for additional detailed categorizations.
Moderate Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$513,973,127	—	—	$513,973,127
Short-Term Investments†	1,958,772	—	—	1,958,772
Total Investments	$515,931,899	—	—	$515,931,899

†	See Schedule of Investments for additional detailed categorizations.
Conservative Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$292,539,004	—	—	$292,539,004

Franklin Multi-Asset Allocation Funds 2025 Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	$539,999	—	—	$539,999
Total Investments	$293,079,003	—	—	$293,079,003

†	See Schedule of Investments for additional detailed categorizations.
Defensive Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$104,728,562	—	—	$104,728,562
Short-Term Investments†	402,929	—	—	402,929
Total Investments	$105,131,491	—	—	$105,131,491

†	See Schedule of Investments for additional detailed categorizations.
(b) Fund of funds risk. The cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Funds. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.
(c) Foreign investment risks. The Underlying Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Funds determine the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.
(e) Distributions to shareholders. The Growth and Moderate Growth Funds distribute net investment income and capital gains, if any, at least annually. The Conservative Growth and Defensive Growth Funds distribute net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(g) Compensating balance arrangements. The Funds have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Funds’ cash on deposit with the bank.
(h) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly,

Franklin Multi-Asset Allocation Funds 2025 Annual Report

Notes to Financial Statements (cont’d)
the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.
Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of January 31, 2025, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
Growth Fund(a)	$(1,571,568)	$1,571,568
Moderate Growth Fund(a)	(1,058,450)	1,058,450
Conservative Growth Fund(a)	(313,952)	313,952
Defensive Growth Fund(a)	(23)	23
(a)
Reclassifications are due to the distributions paid in connection with the redemption of Fund shares and book/tax differences in the treatment of various items.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is each Fund’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is each Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Fund’s cash and short-term instruments allocated to it. FTFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources. Under the investment management agreements, the Funds do not pay a management fee.
FTFA provides administrative and certain oversight services to the Funds. FTFA delegates to the subadviser the day-to-day portfolio management of the Funds, except for the management of the portion of each Fund’s cash and short-term instruments allocated to Western Asset.
The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.
As a result of expense limitation arrangements between the Funds and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R and Class I shares of Growth Fund, Moderate Growth Fund and Conservative Growth Fund did not exceed 0.80%, 1.55%, 0.80% and 0.25%, respectively. Additionally, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class R and Class I shares of Defensive Growth Fund did not exceed 0.80%, 1.55%, 1.25%, 0.80% and 0.25%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board consent.
During the year ended January 31, 2025, fees waived and/or expenses reimbursed were as follows:

Moderate Growth Fund	$707
Conservative Growth Fund	68
Defensive Growth Fund	245
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Funds, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin Multi-Asset Allocation Funds 2025 Annual Report

In addition, the Funds indirectly pay management and/or administration fees to FTFA and certain FTFA affiliates as shareholders in the Underlying Funds. These management and/or administration fees ranged from 0.15% to 0.75% of the average daily net assets of the Underlying Funds.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Funds’ sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Funds pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended January 31, 2025, Growth, Moderate Growth, Conservative Growth and Defensive Growth incurred transfer agent fees as reported on the Statements of Operations, of which $11,428, $13,285, $8,362 and $5,185, respectively, was earned by Investor Services.
For Growth Fund, Moderate Growth Fund and Conservative Growth Fund, there is a maximum initial sales charge of 5.50% for Class A shares. For Defensive Growth Fund, there is a maximum initial sales charge of 3.75% for Class A shares. Class C and Class C1 shares of the Funds have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. For Growth Fund, Moderate Growth Fund and Conservative Growth Fund, this CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of the funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. For Defensive Growth Fund, this CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of the funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended January 31, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Sales Charges	CDSCs
	Class A	Class A
Growth Fund	$93,749	$1,635
Moderate Growth Fund	69,701	2,985
Conservative Growth Fund	42,160	373
Defensive Growth Fund	7,189	10
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended January 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Growth Fund	$541,701,482	$552,952,665
Moderate Growth Fund	359,474,227	373,169,619
Conservative Growth Fund	237,121,165	248,756,684
Defensive Growth Fund	99,931,094	106,703,877
At January 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$702,092,431	$197,099,939	$(19,155,758)	$177,944,181

Franklin Multi-Asset Allocation Funds 2025 Annual Report

Notes to Financial Statements (cont’d)

	Moderate Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$426,745,062	$100,201,131	$(11,014,294)	$89,186,837

	Conservative Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$252,534,773	$46,647,212	$(6,102,982)	$40,544,230

	Defensive Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$96,583,040	$11,000,060	$(2,451,609)	$8,548,451
4. Derivative instruments and hedging activities
During the year ended January 31, 2025, the Funds did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Funds have adopted a Rule 12b-1 shareholder services and distribution plan and under that plan Growth Fund, Moderate Growth Fund and Conservative Growth Fund pay service and/or distribution fees with respect to their Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Defensive Growth Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended January 31, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Growth Fund
Class A	$2,094,763	$986,398
Class C	24,030	1,807
Class R	637	213
Class I	—	5,845
Total	$2,119,430	$994,263

	Service and/or Distribution Fees	Transfer Agent Fees
Moderate Growth Fund
Class A	$1,233,398	$570,855
Class C	15,118	1,497
Class R	1,272	1,341
Class I	—	4,797
Total	$1,249,788	$578,490

	Service and/or Distribution Fees	Transfer Agent Fees
Conservative Growth Fund
Class A	$718,661	$322,672
Class C	8,995	1,091
Class R	421	258
Class I	—	1,463
Total	$728,077	$325,484

Franklin Multi-Asset Allocation Funds 2025 Annual Report

	Service and/or Distribution Fees	Transfer Agent Fees
Defensive Growth Fund
Class A	$262,459	$130,692
Class C	2,677	343
Class C1	1	86
Class R	434	107
Class I	—	759
Total	$265,571	$131,987
For the year ended January 31, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Moderate Growth Fund
Class A	—
Class C	—
Class R	$707
Class I	—
Total	$707

Waivers/Expense Reimbursements
Conservative Growth Fund
Class A	—
Class C	—
Class R	$68
Class I	—
Total	$68

Waivers/Expense Reimbursements
Defensive Growth Fund
Class A	—
Class C	—
Class C1	$86
Class R	17
Class I	142
Total	$245
6. Distributions to shareholders by class

	Year Ended January 31, 2025	Year Ended January 31, 2024
Growth Fund
Net Investment Income:
Class A	$9,618,678	$7,932,538
Class C	14,834	14,291
Class R	1,079	757
Class I	97,259	52,445
Total	$9,731,850	$8,000,031

Franklin Multi-Asset Allocation Funds 2025 Annual Report

Notes to Financial Statements (cont’d)
	Year Ended January 31, 2025	Year Ended January 31, 2024
Growth Fund (cont’d)
Net Realized Gains:
Class A	$41,262,814	$33,466,225
Class C	128,355	115,982
Class R	6,197	3,990
Class I	315,147	205,597
Total	$41,712,513	$33,791,794

	Year Ended January 31, 2025	Year Ended January 31, 2024
Moderate Growth Fund
Net Investment Income:
Class A	$7,670,830	$6,695,819
Class C	12,880	11,479
Class R	3,749	2,092
Class I	134,091	90,624
Total	$7,821,550	$6,800,014
Net Realized Gains:
Class A	$21,571,876	$13,558,666
Class C	65,289	53,941
Class R	12,301	4,063
Class I	304,013	136,754
Total	$21,953,479	$13,753,424

	Year Ended January 31, 2025	Year Ended January 31, 2024
Conservative Growth Fund
Net Investment Income:
Class A	$6,838,810	$5,644,484
Class C	12,089	12,792
Class R	1,464	1,750
Class I	76,406	59,333
Total	$6,928,769	$5,718,359
Net Realized Gains:
Class A	$2,630,144	$4,762,131
Class C	7,466	21,360
Class R	703	1,555
Class I	25,272	43,828
Total	$2,663,585	$4,828,874

Franklin Multi-Asset Allocation Funds 2025 Annual Report

	Year Ended January 31, 2025	Year Ended January 31, 2024
Defensive Growth Fund
Net Investment Income:
Class A	$3,334,329	$2,535,974
Class C	7,497	5,322
Class C1	—	7
Class R	2,602	2,135
Class I	39,761	34,696
Total	$3,384,189	$2,578,134
7. Shares of beneficial interest
At January 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended January 31, 2025		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Growth Fund
Class A
Shares sold	1,712,214	$30,047,415	1,836,222	$28,000,850
Shares issued on reinvestment	2,912,578	50,755,739	2,660,248	41,283,845
Shares repurchased	(4,698,908)	(82,606,640)	(4,540,645)	(69,214,660)
Net increase (decrease)	(74,116)	$(1,803,486)	(44,175)	$70,035
Class C
Shares sold	23,654	$387,394	69,707	$975,251
Shares issued on reinvestment	8,991	141,574	8,892	125,331
Shares repurchased	(46,315)	(741,143)	(64,699)	(901,720)
Net increase (decrease)	(13,670)	$(212,175)	13,900	$198,862
Class R
Shares sold	2,136	$35,885	721	$10,815
Shares issued on reinvestment	423	7,276	310	4,747
Shares repurchased	(1,484)	(26,214)	(714)	(10,579)
Net increase	1,075	$16,947	317	$4,983
Class I
Shares sold	278,631	$4,918,906	146,128	$2,216,218
Shares issued on reinvestment	23,443	406,620	16,539	255,280
Shares repurchased	(167,052)	(2,930,625)	(194,149)	(2,946,293)
Net increase (decrease)	135,022	$2,394,901	(31,482)	$(474,795)

	Year Ended January 31, 2025		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Moderate Growth Fund
Class A
Shares sold	1,294,916	$21,784,751	1,446,909	$21,415,263
Shares issued on reinvestment	1,745,107	29,149,382	1,333,567	20,190,438
Shares repurchased	(3,428,821)	(57,793,119)	(3,262,960)	(48,251,315)
Net decrease	(388,798)	$(6,858,986)	(482,484)	$(6,645,614)

Franklin Multi-Asset Allocation Funds 2025 Annual Report

Notes to Financial Statements (cont’d)
	Year Ended January 31, 2025		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Moderate Growth Fund (cont’d)
Class C
Shares sold	24,183	$422,761	18,407	$285,487
Shares issued on reinvestment	4,494	78,169	4,186	65,420
Shares repurchased	(41,532)	(711,796)	(43,566)	(670,861)
Net decrease	(12,855)	$(210,866)	(20,973)	$(319,954)
Class R
Shares sold	9,015	$146,859	2,347	$34,267
Shares issued on reinvestment	982	16,050	414	6,155
Shares repurchased	(1,726)	(27,427)	(668)	(9,571)
Net increase	8,271	$135,482	2,093	$30,851
Class I
Shares sold	179,187	$3,033,320	97,025	$1,394,154
Shares issued on reinvestment	25,796	426,049	14,612	219,430
Shares repurchased	(192,961)	(3,207,496)	(101,891)	(1,496,661)
Net increase	12,022	$251,873	9,746	$116,923

	Year Ended January 31, 2025		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Conservative Growth Fund
Class A
Shares sold	1,043,857	$15,173,952	1,183,398	$15,418,497
Shares issued on reinvestment	645,728	9,425,167	781,174	10,357,262
Shares repurchased	(2,710,875)	(39,499,003)	(2,819,306)	(36,819,237)
Net decrease	(1,021,290)	$(14,899,884)	(854,734)	$(11,043,478)
Class C
Shares sold	15,168	$240,667	2,228	$30,850
Shares issued on reinvestment	1,255	19,555	2,416	34,152
Shares repurchased	(22,894)	(350,389)	(30,462)	(424,978)
Net decrease	(6,471)	$(90,167)	(25,818)	$(359,976)
Class R
Shares sold	1,572	$22,045	5,152	$67,470
Shares issued on reinvestment	148	2,167	248	3,305
Shares repurchased	(5,512)	(79,649)	(3,686)	(47,649)
Net increase (decrease)	(3,792)	$(55,437)	1,714	$23,126
Class I
Shares sold	47,114	$698,477	60,185	$782,255
Shares issued on reinvestment	6,932	101,112	7,798	103,123
Shares repurchased	(43,148)	(626,352)	(79,263)	(1,032,767)
Net increase (decrease)	10,898	$173,237	(11,280)	$(147,389)

	Year Ended January 31, 2025		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Defensive Growth Fund
Class A
Shares sold	461,711	$5,994,258	516,666	$6,167,973
Shares issued on reinvestment	255,340	3,315,209	209,410	2,523,797
Shares repurchased	(1,316,233)	(17,051,030)	(1,296,612)	(15,422,340)
Net decrease	(599,182)	$(7,741,563)	(570,536)	$(6,730,570)

Franklin Multi-Asset Allocation Funds 2025 Annual Report

	Year Ended January 31, 2025		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Defensive Growth Fund (cont’d)
Class C
Shares sold	14,349	$184,518	9,122	$106,920
Shares issued on reinvestment	578	7,497	444	5,322
Shares repurchased	(7,696)	(99,632)	(39,390)	(470,239)
Net increase (decrease)	7,231	$92,383	(29,824)	$(357,997)
Class C1
Shares sold	7	$86	9	$156
Shares issued on reinvestment	—	—	1	7
Shares repurchased	(12)	(172)	(150)	(1,928)
Net decrease	(5)	$(86)	(140)	$(1,765)
Class R
Shares sold	274	$3,544	124	$1,521
Shares issued on reinvestment	201	2,602	178	2,135
Shares repurchased	(1,785)	(22,176)	(21)	(251)
Net increase (decrease)	(1,310)	$(16,030)	281	$3,405
Class I
Shares sold	10,487	$136,766	51,518	$609,135
Shares issued on reinvestment	3,073	39,761	2,898	34,696
Shares repurchased	(24,467)	(319,801)	(62,988)	(737,035)
Net decrease	(10,907)	$(143,274)	(8,572)	$(93,204)
8. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following Underlying Funds were considered affiliated companies for all or some portion of the year ended January 31, 2025. The following transactions were effected in such Underlying Funds for the year ended January 31, 2025.

	Affiliate Value at January 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2025
Growth Fund		Cost	Shares	Proceeds	Shares
Franklin Growth Fund, Class R6 Shares
	$75,718,645	$2,787,268	20,426	$75,653,874	533,909	$13,812,362	$123,732	$2,663,536	$(4,682,088)	$11,982,313
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	28,447,832	1,360,358	98,527	20,755,641	1,509,252	3,579,648	325,852	—	(246,677)	12,385,520
Franklin Small Cap Value Fund, Class R6 Shares
	—	18,358,774	305,927	513,565	8,131	12,305	203,530	942,925	468,834	18,326,348
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	63,843,336	27,723,888	1,349,380	34,321,295	1,560,048	3,327,926	1,184,209	5,323,488	5,706,115	66,279,970
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	11,845,256	2,185,346	161,820	964,603	72,109	40,843	154,498	423,997	1,146,281	14,253,123
ClearBridge Small Cap Fund, Class IS Shares
	15,050,023	1,200,335	18,512	16,787,054	251,665	1,808,319	—	1,019	(1,271,623)	—
ClearBridge Appreciation Fund, Class IS Shares
	108,807,692	32,743,993	958,806	92,587,484	2,580,246	14,335,245	516,002	5,045,366	1,451,056	64,750,502
ClearBridge Large Cap Growth Fund, Class IS Shares
	67,826,434	95,593,144	1,312,326	13,988,161	191,562	691,565	—	7,266,170	19,658,739	169,781,721
ClearBridge Small Cap Growth Fund, Class IS Shares
	19,619,169	5,521,245	134,806	2,769,178	66,125	(4,742)	—	1,665,054	2,085,654	24,452,148
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	105,479,923	56,287,542	2,468,751	21,272,165	912,418	531,905	798,373	5,797,781	30,877,184	171,904,389

Franklin Multi-Asset Allocation Funds 2025 Annual Report

Notes to Financial Statements (cont’d)
	Affiliate Value at January 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2025
Growth Fund (cont’d)		Cost	Shares	Proceeds	Shares
Putnam Large Cap Growth Fund, Class R6 Shares
	—	$54,705,141	719,237	$392,902	5,086	$2,681	—	$1,285,753	$946,083	$55,261,003
Putnam Large Cap Value Fund, Class R6 Shares
	—	65,344,686	1,769,759	746,553	20,799	(22,370)	$226,757	3,209,111	(1,578,209)	62,997,554
Franklin Systematic Style Premia ETF
	$6,025,031	1,181,897	49,687	294,215	12,496	6,212	81,308	—	295,557	7,214,482
ClearBridge International Growth Fund, Class IS Shares
	33,544,274	1,628,634	25,279	12,541,896	188,261	2,209,335	364,721	—	1,257,272	26,097,619
Franklin International Equity Fund, Class IS Shares
	61,725,583	20,702,329	1,145,295	27,923,579	1,463,286	2,227,330	1,293,878	2,180,870	1,142,701	57,874,364
Martin Currie Emerging Markets Fund, Class IS Shares
	39,967,388	5,896,709	462,031	15,671,325	1,227,389	431,564	197,085	—	3,937,533	34,561,869
Franklin Global Dividend Fund, Class IS Shares
	70,355,754	—	—	72,901,090	5,079,838	15,033,453	—	—	(12,488,117)	—
Templeton Foreign Fund, Class R6 Shares
	—	29,338,281	3,715,804	2,716,201	336,702	40,290	659,085	—	(643,284)	26,019,086
Western Asset Core Plus Bond Fund, Class IS Shares
	7,335,857	7,699,774	833,511	15,398,434	1,608,153	365,379	273,632	—	(2,576)	—
Franklin U.S. Core Bond ETF
	—	44,949,350	2,044,109	10,983,154	516,977	(403,264)	481,777	—	(1,203,005)	32,359,927
Western Asset Core Bond Fund, Class IS Shares
	15,647,510	37,111,581	3,555,861	54,341,685	5,012,798	1,519,451	758,577	—	63,143	—
Franklin High Yield Corporate ETF
	—	9,032,155	373,391	2,727,726	114,002	(37,186)	200,677	—	2,189	6,269,432
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares
	—	19,162,988	1,961,694	6,959,036	727,710	(215,111)	712,925	—	(438,746)	11,550,095
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	5,774,127	1,186,064	107,865	1,917,716	172,404	(192,557)	330,138	—	(62,620)	4,787,298
Franklin Strategic Real Return Fund, Class IS Shares
	46,339,552	—	—	47,824,133	4,882,988	(7,779,534)	—	—	9,264,115	—
	$783,353,386	$541,701,482		$552,952,665		$51,321,049	$8,886,756	$35,805,070	$55,685,511	$879,108,763

	Affiliate Value at January 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2025
Moderate Growth Fund		Cost	Shares	Proceeds	Shares
Franklin Growth Fund, Class R6 Shares
	$40,819,531	$1,362,613	9,986	$41,211,470	291,095	$7,587,230	$60,489	$1,302,124	$(2,693,343)	$5,864,561
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	15,335,203	571,619	41,230	11,611,724	845,546	1,897,111	160,597	—	(130,326)	6,061,883
Franklin Small Cap Value Fund, Class R6 Shares
	—	9,078,623	151,822	385,708	6,080	21,462	100,375	465,024	254,561	8,968,938
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	34,422,929	14,283,197	694,852	21,097,552	964,900	2,115,784	585,663	2,632,786	2,714,166	32,438,524
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	6,389,275	946,509	70,079	1,003,014	73,698	105,509	78,018	208,973	537,271	6,975,550
ClearBridge Small Cap Fund, Class IS Shares
	8,113,688	570,881	8,805	8,971,006	134,501	975,626	—	539	(689,189)	—
ClearBridge Appreciation Fund, Class IS Shares
	58,655,372	16,823,597	492,168	52,131,029	1,456,754	8,100,256	255,189	2,495,189	242,170	31,690,366
ClearBridge Large Cap Growth Fund, Class IS Shares
	36,570,040	45,013,032	617,845	8,861,626	122,073	460,558	—	3,593,517	9,911,826	83,093,830

Franklin Multi-Asset Allocation Funds 2025 Annual Report

	Affiliate Value at January 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2025
Moderate Growth Fund (cont’d)		Cost	Shares	Proceeds	Shares
ClearBridge Small Cap Growth Fund, Class IS Shares
	$10,570,934	$2,239,574	54,847	$1,919,554	46,117	$(2,878)	—	$823,510	$1,078,980	$11,967,056
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	56,853,290	23,770,509	1,050,018	12,751,176	550,856	340,125	$397,084	2,861,674	15,920,123	84,132,871
Putnam Large Cap Growth Fund, Class R6 Shares
	—	26,872,526	353,344	293,235	3,824	(911)	—	641,989	467,474	27,045,854
Putnam Large Cap Value Fund, Class R6 Shares
	—	32,125,012	869,924	498,286	13,951	(17,497)	112,144	1,587,077	(777,074)	30,832,155
Franklin Systematic Style Premia ETF
	7,211,947	3,370,435	142,110	422,388	17,912	10,261	119,953	—	365,840	10,536,095
ClearBridge International Growth Fund, Class IS Shares
	17,863,913	802,635	12,411	7,691,167	115,672	1,381,037	180,364	—	415,922	12,772,340
Franklin International Equity Fund, Class IS Shares
	32,137,331	11,610,094	641,279	17,291,247	907,276	1,569,454	637,677	1,074,822	298,711	28,324,343
Martin Currie Emerging Markets Fund, Class IS Shares
	21,469,062	2,720,098	213,153	9,587,196	752,148	278,427	97,139	—	2,034,193	16,914,584
Franklin Global Dividend Fund, Class IS Shares
	37,795,675	—	—	39,161,181	2,728,930	8,178,717	—	—	(6,813,211)	—
Templeton Foreign Fund, Class R6 Shares
	—	15,621,919	1,977,772	2,626,049	324,051	56,868	324,818	—	(319,089)	12,733,649
Western Asset Core Plus Bond Fund, Class IS Shares
	15,735,127	10,565,274	1,137,685	26,793,048	2,799,261	1,036,775	508,317	—	(544,128)	—
Franklin U.S. Core Bond ETF
	—	70,956,275	3,227,280	6,084,664	286,526	(226,071)	832,498	—	(2,330,963)	62,314,577
Western Asset Core Bond Fund, Class IS Shares
	34,782,236	26,514,701	2,530,322	63,064,548	5,768,892	1,094,003	1,147,768	—	673,608	—
Western Asset High Yield Fund, Class IS Shares
	1,393,851	244,246	35,391	1,650,263	236,524	226,410	55,848	—	(214,244)	—
Franklin High Yield Corporate ETF
	—	13,442,019	556,494	1,364,708	56,996	(17,294)	362,935	—	12,850	12,072,867
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares
	—	28,144,981	2,881,221	4,826,237	504,974	(151,360)	1,238,148	—	(925,707)	22,241,677
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	1,570,223	313,764	36,436	1,802,920	212,866	(88,671)	35,913	—	7,604	—
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	6,979,201	1,510,094	137,310	1,167,175	105,072	(164,094)	439,763	—	(166,619)	6,991,407
Franklin Strategic Real Return Fund, Class IS Shares
	28,006,005	—	—	28,901,448	2,951,107	(5,008,379)	—	—	5,903,822	—
	$472,674,833	$359,474,227		$373,169,619		$29,758,458	$7,730,700	$17,687,224	$25,235,228	$513,973,127

	Affiliate Value at January 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2025
Conservative Growth Fund		Cost	Shares	Proceeds	Shares
Franklin Growth Fund, Class R6 Shares
	$18,464,297	$576,193	4,223	$18,756,866	132,672	$3,487,850	$25,578	$550,615	$(1,297,820)	$2,473,654
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	6,936,077	162,235	11,521	5,327,130	388,489	841,768	68,646	—	(55,926)	2,557,024
Franklin Small Cap Value Fund, Class R6 Shares
	—	3,975,137	66,477	317,432	5,008	17,351	42,910	198,796	107,721	3,782,777
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	15,567,111	6,242,209	303,581	10,291,346	472,555	1,071,402	250,221	1,124,840	1,092,731	13,682,107

Franklin Multi-Asset Allocation Funds 2025 Annual Report

Notes to Financial Statements (cont’d)
	Affiliate Value at January 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2025
Conservative Growth Fund (cont’d)		Cost	Shares	Proceeds	Shares
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	$2,891,036	$354,423	25,908	$590,446	43,186	$82,090	$33,638	$89,314	$204,935	$2,942,038
ClearBridge Small Cap Fund, Class IS Shares
	3,672,335	173,429	2,675	3,973,373	59,566	450,308	—	236	(322,699)	—
ClearBridge Appreciation Fund, Class IS Shares
	26,529,627	7,432,866	217,447	24,306,946	680,937	6,027,766	109,030	1,066,074	(2,316,402)	13,366,911
ClearBridge Large Cap Growth Fund, Class IS Shares
	16,542,006	18,989,340	260,561	5,011,576	68,917	298,133	—	1,535,313	4,229,711	35,047,614
ClearBridge Small Cap Growth Fund, Class IS Shares
	4,781,472	884,779	21,541	1,088,884	26,151	1,352	—	351,811	468,611	5,047,330
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	25,714,975	8,776,348	391,313	6,269,674	267,877	254,961	171,104	1,224,818	7,009,402	35,486,012
Putnam Large Cap Growth Fund, Class R6 Shares
	—	11,335,773	149,091	128,884	1,664	1,626	—	277,624	199,385	11,407,900
Putnam Large Cap Value Fund, Class R6 Shares
	—	13,664,272	369,939	322,422	8,899	(6,592)	47,913	678,078	(330,605)	13,004,653
Western Asset Core Plus Bond Fund, Class IS Shares
	22,996,961	7,131,019	770,125	30,612,330	3,198,526	1,426,760	688,036	—	(942,410)	—
Franklin U.S. Core Bond ETF
	—	74,896,903	3,405,155	3,835,453	180,232	(134,157)	903,565	—	(2,591,174)	68,336,119
Western Asset Core Bond Fund, Class IS Shares
	43,829,583	18,994,990	1,809,236	64,410,315	5,890,203	(1,357,804)	1,276,538	—	2,943,546	—
Western Asset High Yield Fund, Class IS Shares
	2,505,969	1,274,404	184,881	3,813,541	546,493	300,268	108,032	—	(267,100)	—
Franklin High Yield Corporate ETF
	—	13,938,531	577,153	705,649	29,388	(6,624)	391,833	—	13,222	13,239,480
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares
	—	28,794,426	2,948,410	3,275,861	342,543	(99,409)	1,473,713	—	(1,028,238)	24,390,918
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	9,807,938	1,229,850	143,261	10,548,670	1,245,276	(1,529,641)	209,561	—	1,040,523	—
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	8,331,214	1,344,485	122,207	2,141,883	192,716	(272,165)	486,676	—	(107,147)	7,154,504
Franklin Systematic Style Premia ETF
	8,575,909	2,378,260	100,362	609,948	25,900	14,308	126,364	—	423,794	10,782,323
ClearBridge International Growth Fund, Class IS Shares
	7,773,555	451,128	6,832	3,614,372	54,268	651,680	77,048	—	124,951	5,386,942
Franklin International Equity Fund, Class IS Shares
	13,025,027	6,212,720	342,310	8,091,759	424,181	650,472	272,543	459,379	150,029	11,946,489
Martin Currie Emerging Markets Fund, Class IS Shares
	9,609,925	853,106	65,971	4,351,239	341,119	128,471	41,518	—	893,550	7,133,813
Franklin Global Dividend Fund, Class IS Shares
	16,918,619	—	—	17,531,878	1,221,561	3,732,621	—	—	(3,119,362)	—
Templeton Foreign Fund, Class R6 Shares
	—	7,054,339	892,160	1,577,366	194,706	34,205	138,829	—	(140,782)	5,370,396
Franklin Strategic Real Return Fund, Class IS Shares
	16,715,352	—	—	17,251,441	1,761,365	(2,888,164)	—	—	3,424,253	—
	$281,188,988	$237,121,165		$248,756,684		$13,178,836	$6,943,296	$7,556,898	$9,806,699	$292,539,004

Franklin Multi-Asset Allocation Funds 2025 Annual Report

	Affiliate Value at January 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2025
Defensive Growth Fund		Cost	Shares	Proceeds	Shares
Western Asset Core Plus Bond Fund, Class IS Shares
	$13,913,471	$2,795,552	302,421	$16,941,568	1,771,636	$1,171,018	$401,033	—	$(938,473)	—
Franklin U.S. Core Bond ETF
	—	39,597,324	1,799,665	1,954,340	91,160	(53,459)	479,630	—	(1,386,304)	$36,203,221
Western Asset Core Bond Fund, Class IS Shares
	25,297,071	8,228,021	781,944	34,290,062	3,137,351	(1,520,947)	695,716	—	2,285,917	—
Western Asset High Yield Fund, Class IS Shares
	1,588,141	2,284,718	331,476	3,911,880	560,645	260,599	81,258	—	(221,578)	—
Franklin Growth Fund, Class R6 Shares
	4,773,938	134,255	984	4,885,061	34,647	886,585	5,960	$128,295	(332,829)	576,888
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	1,792,846	33,193	2,357	1,426,891	104,406	210,033	16,153	—	(12,868)	596,313
Franklin Small Cap Value Fund, Class R6 Shares
	—	990,637	16,567	140,896	2,234	7,079	10,163	47,085	25,215	882,035
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	4,023,555	1,552,986	75,532	2,933,319	135,608	285,935	58,701	263,886	261,437	3,190,594
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	747,183	76,940	5,603	211,734	15,497	35,963	8,107	21,141	37,652	686,004
ClearBridge Small Cap Fund, Class IS Shares
	949,293	38,391	592	1,020,993	15,298	47,112	—	59	(13,803)	—
ClearBridge Appreciation Fund, Class IS Shares
	6,857,236	1,857,599	54,365	6,534,078	183,677	2,685,505	25,577	250,081	(1,749,111)	3,117,151
ClearBridge Large Cap Growth Fund, Class IS Shares
	4,275,673	4,348,761	59,627	1,547,760	21,472	102,730	—	360,159	993,491	8,172,895
ClearBridge Small Cap Growth Fund, Class IS Shares
	1,237,723	198,953	4,839	375,091	9,066	(648)	—	83,019	115,978	1,176,915
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	6,646,580	2,523,414	113,899	2,731,519	117,744	147,781	40,972	289,042	1,688,894	8,275,150
Putnam Large Cap Growth Fund, Class R6 Shares
	—	2,637,099	34,689	23,706	310	(279)	—	66,219	47,154	2,660,268
Putnam Large Cap Value Fund, Class R6 Shares
	—	3,207,391	86,835	95,572	2,642	(2,111)	11,240	159,074	(77,078)	3,032,630
Franklin High Yield Corporate ETF
	—	7,339,154	304,003	332,540	13,807	(1,950)	212,025	—	9,373	7,014,037
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares
	—	15,212,678	1,557,105	1,693,531	176,564	(44,897)	788,644	—	(552,383)	12,921,867
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	7,244,928	699,077	81,537	7,587,803	895,574	(601,336)	149,381	—	245,134	—
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	4,747,452	628,908	57,121	1,470,699	132,215	(93,246)	263,569	—	(117,119)	3,695,296
Franklin Systematic Style Premia ETF
	4,840,546	974,552	41,180	489,359	20,798	10,002	66,399	—	233,902	5,569,643
ClearBridge International Growth Fund, Class IS Shares
	1,838,059	239,402	3,657	1,006,562	15,131	141,220	18,176	—	43,980	1,256,099
Franklin International Equity Fund, Class IS Shares
	2,627,574	2,302,802	126,504	2,327,200	122,137	134,617	63,861	107,639	48,106	2,785,899
Martin Currie Emerging Markets Fund, Class IS Shares
	2,433,488	206,827	15,894	1,231,630	96,645	48,411	9,775	—	206,379	1,663,475
Franklin Global Dividend Fund, Class IS Shares
	4,284,909	—	—	4,439,558	309,380	963,282	—	—	(808,633)	—
Templeton Foreign Fund, Class R6 Shares
	—	1,822,460	230,160	547,908	67,539	13,258	32,851	—	(35,628)	1,252,182

Franklin Multi-Asset Allocation Funds 2025 Annual Report

Notes to Financial Statements (cont’d)
	Affiliate Value at January 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2025
Defensive Growth Fund (cont’d)		Cost	Shares	Proceeds	Shares
Franklin Strategic Real Return Fund, Class IS Shares
	$6,350,051	—	—	$6,552,617	669,131	$(996,081)	—	—	$1,198,647	—
	$106,469,717	$99,931,094		$106,703,877		$3,836,176	$3,439,191	$1,775,699	$1,195,452	$104,728,562
9. Redemption facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Funds did not utilize the Global Credit Facility during the year ended January 31, 2025.
10. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal year ended January 31, 2025 was as follows:

	Growth	Moderate Growth	Conservative Growth	Defensive Growth
Distributions paid from:
Ordinary income	$21,181,205	$14,932,735	$8,187,518	$3,384,189
Net long-term capital gains	30,263,158	14,842,294	1,404,836	—
Total distributions paid	$51,444,363	$29,775,029	$9,592,354	$3,384,189
The tax character of distributions paid during the fiscal year ended January 31, 2024 was as follows:

	Growth	Moderate Growth	Conservative Growth	Defensive Growth
Distributions paid from:
Ordinary income	$9,482,007	$7,666,614	$6,083,833	$2,578,134
Net long-term capital gains	32,309,818	12,886,824	4,463,400	—
Total distributions paid	$41,791,825	$20,553,438	$10,547,233	$2,578,134
As of January 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

	Growth	Moderate Growth	Conservative Growth	Defensive Growth
Undistributed ordinary income — net	—	—	$2,708,234	$312,430
Undistributed long-term capital gains — net	$52,278,266	$26,074,564	10,770,714	—
Total undistributed earnings	$52,278,266	$26,074,564	$13,478,948	$312,430
Unrealized appreciation (depreciation)(a)	177,944,181	89,186,837	40,544,230	8,548,451
Total distributable earnings (loss) — net	$230,222,447	$115,261,401	$54,023,178	$8,860,881

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and other book/tax basis adjustments.
11. Operating segments
The Funds have adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Funds’ financial position or results of operations.

Franklin Multi-Asset Allocation Funds 2025 Annual Report

The Funds each operate as a single operating segment, which is an investment portfolio. The Funds’ Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related Notes to Financial Statements. The Funds’ Schedule of Investments provides details of the Funds’ investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Franklin Multi-Asset Allocation Funds 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Investment Trust and Shareholders of Franklin Multi-Asset Growth Fund, Franklin Multi-Asset Moderate Growth Fund, Franklin Multi-Asset Conservative Growth Fund and Franklin Multi-Asset Defensive Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin Multi-Asset Growth Fund, Franklin Multi-Asset Moderate Growth Fund, Franklin Multi-Asset Conservative Growth Fund and Franklin Multi-Asset Defensive Growth Fund (four of the funds constituting Legg Mason Partners Investment Trust, hereafter collectively referred to as the “Funds”) as of January 31, 2025, the related statements of operations for the year ended January 31, 2025, the statements of changes in net assets for each of the two years in the period ended January 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended January 31, 2025 and each of the financial highlights for each of the five years in the period ended January 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2025 by correspondence with the custodian and transfer agent of the underlying funds; when replies were not received from the transfer agent, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
March 19, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Multi-Asset Allocation Funds 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended January 31, 2025:

	Pursuant to:	Growth	Moderate Growth	Conservative Growth	Defensive Growth
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$31,777,448	$15,900,743	$1,661,171	—
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$5,670,622	$2,827,288	$1,818,005	$300,410
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$8,333,630	$4,159,562	$1,230,658	$447,371
Short-Term Capital Gain Dividends Distributed	§871(k)(2)(C)	$12,296,643	$7,513,656	$1,530,259	$86,587
Under Section 853 of the Internal Revenue Code, the Funds intend to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended January 31, 2025:

	Growth	Moderate Growth	Conservative Growth	Defensive Growth
Foreign Taxes Paid	$391,927	$193,222	$82,580	$19,420
Foreign Source Income Earned	$2,365,747	$1,247,984	$566,776	$133,082

Franklin Multi-Asset Allocation Funds

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

Franklin Multi-Asset Allocation Funds

Franklin
Multi-Asset Allocation Funds
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Franklin Advisers, Inc.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public
accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Franklin Multi-Asset Allocation Funds
Franklin Multi-Asset Growth Fund
Franklin Multi-Asset Moderate Growth Fund
Franklin Multi-Asset Conservative Growth Fund
Franklin Multi-Asset Defensive Growth Fund
The Funds are separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.
Franklin Multi-Asset Allocation Funds
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Funds at 877-6LM-FUND/656-3863.
Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin Multi-Asset Allocation Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.
Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice
Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice (cont’d)
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

FMAAF-AFSOI 3/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto. Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 24, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	March 24, 2025